UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

June 30, 2015

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 55.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.7%
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing November 2, 2018		649	$651,337
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		172	167,491
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		236	188,819
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		4,851	4,703,910
Standard Aero Limited
Term Loan, 6.25%, Maturing November 2, 2018		293	294,355
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		4,049	4,025,910
Term Loan, 3.75%, Maturing June 4, 2021		2,426	2,409,773

			$12,441,595

Air Transport — 0.2%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		3,075	$2,804,707

			$2,804,707

Automotive — 2.0%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		528	$529,199
Allison Transmission, Inc.
Term Loan, 2.94%, Maturing August 7, 2017		218	218,238
Term Loan, 3.50%, Maturing August 23, 2019		4,767	4,782,711
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		5,716	5,716,297
Term Loan, 3.25%, Maturing December 31, 2018		2,740	2,737,915
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		1,832	1,831,119
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		1,308	1,314,980
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		5,186	5,135,251
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		5,646	5,663,476
Horizon Global Corporation
Term Loan, Maturing May 11, 2022(2)		575	569,609
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		3,532	3,533,402
TI Group Automotive Systems, LLC
Term Loan, Maturing June 24, 2022(2)	EUR	950	1,053,812
Term Loan, Maturing June 24, 2022(2)		1,425	1,427,672
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		1,402	1,402,427
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021		831	831,640

			$36,747,748

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		1,011	$973,990
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		1,000	965,000

			$1,938,990

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	400	$404,510
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	950	935,750

		$1,340,260

Building and Development — 0.8%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,547	$1,545,825
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	1,247	1,240,641
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,927	1,936,021
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	761	756,678
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	2,985	2,944,222
Headwaters, Inc.
Term Loan, 4.50%, Maturing March 24, 2022	250	251,094
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,158	1,159,979
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,882	1,887,068
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	1,596	1,595,010
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	485	485,842
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	644	644,868

		$14,447,248

Business Equipment and Services — 4.5%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	4,428	$4,423,136
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	2,207	1,969,959
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	568	567,812
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	855	827,075
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	1,084	1,080,067
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	971	966,490
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	488	486,800
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	750	745,145
ClientLogic Corporation
Term Loan, 7.53%, Maturing January 30, 2017	1,171	1,159,384
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	1,259	1,259,818
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	350	351,094
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	2,026	1,836,010
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	466	352,770
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	789	506,974

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		4,641	$4,633,274
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		2,508	2,511,331
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		110	110,218
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		935	933,532
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		145	145,227
Term Loan, 4.00%, Maturing November 6, 2020		1,244	1,241,582
Term Loan, 4.75%, Maturing November 6, 2020	CAD	813	634,355
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		2,114	2,123,402
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		5,864	5,833,705
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,547	1,555,329
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,485	1,665,382
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		1,000	1,001,250
Italics Merger Sub, Inc.
Term Loan, Maturing May 29, 2022(2)		2,675	2,672,213
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,421	3,430,269
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		5,120	5,129,839
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		2,396	2,469,619
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019(3)		1,586	1,220,855
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		801	803,170
Term Loan, 4.50%, Maturing April 2, 2022		1,022	1,025,953
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		575	569,969
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		723	727,362
Quintiles Transnational Corp.
Term Loan, 3.25%, Maturing May 12, 2022		2,225	2,236,125
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		1,539	1,535,697
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021		500	496,875
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		694	691,184
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		3,176	3,184,778
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 28, 2017		180	180,145
Term Loan, 4.00%, Maturing March 8, 2020		8,826	8,836,849
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,106	1,111,390
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		1,567	1,574,307
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		56	55,677
Term Loan, 4.25%, Maturing May 14, 2022		319	317,917
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		5,434	5,426,079

			$82,617,393

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 1.4%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		813	$812,670
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2022		5,066	5,051,893
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		366	362,374
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,127	1,118,196
Term Loan, 3.75%, Maturing June 30, 2021		1,163	1,162,879
Mediacom Illinois, LLC
Term Loan, 3.15%, Maturing October 23, 2017		974	972,679
Term Loan, 3.75%, Maturing June 30, 2021		645	646,066
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,362	1,366,765
Term Loan, 4.50%, Maturing May 21, 2020		1,574	1,579,826
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021		2,054	2,028,664
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		4,719	4,678,765
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,800	2,826,262
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	508	564,354
Term Loan, 3.75%, Maturing January 15, 2022	EUR	789	876,035
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,428	1,585,639

			$25,633,067

Chemicals and Plastics — 3.1%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		1,196	$1,198,603
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		620	621,897
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		377	377,808
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		4,050	4,050,712
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		858	858,943
Chemours Company Co. (The)
Term Loan, 3.75%, Maturing May 22, 2022		2,750	2,744,272
Colouroz Investment 1, GmbH
Term Loan, 4.50%, Maturing September 7, 2021		197	197,362
Term Loan, 4.50%, Maturing September 7, 2021		1,192	1,195,366
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		522	521,069
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		670	671,054
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		725	722,885
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,084	2,084,265
Huntsman International, LLC
Term Loan, 2.73%, Maturing April 19, 2017		2,079	2,080,784
Term Loan, 3.75%, Maturing August 12, 2021		2,537	2,542,535
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		6,529	6,515,610
Term Loan, 4.25%, Maturing March 31, 2022	EUR	524	577,903
Term Loan, 4.25%, Maturing March 31, 2022		848	848,669
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		395	395,823
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,626	1,632,233
Term Loan, 4.75%, Maturing June 7, 2020		771	775,187

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,814	$1,823,012
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		744	751,819
Term Loan, 5.00%, Maturing July 25, 2021	EUR	1,265	1,416,725
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		2,266	2,194,703
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	948,438
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		589	587,993
Term Loan, 5.50%, Maturing June 7, 2020	CAD	2,133	1,707,675
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		3,218	3,218,304
Royal Holdings, Inc.
Term Loan, 4.50%, Maturing May 18, 2022		725	727,493
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		397	395,263
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,290	1,447,875
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		90	89,960
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		507	509,776
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,356	1,355,444
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing October 13, 2021		2,900	2,907,769
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		2,446	2,450,779
Univar, Inc.
Term Loan, 5.01%, Maturing June 30, 2017		3,857	3,856,987
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		309	308,280
Zep, Inc.
Term Loan, 5.75%, Maturing June 16, 2022		400	401,500

			$57,712,775

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,103	$1,747,382
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,357	3,117,387
Spectrum Brands, Inc.
Term Loan, 3.75%, Maturing June 9, 2022		2,600	2,609,209

			$7,473,978

Containers and Glass Products — 1.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,542	$2,532,605
Term Loan, 3.75%, Maturing January 6, 2021		5,670	5,661,918
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,945	1,965,185
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		545	545,351
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		371	370,534
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		5,944	5,966,582
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		620	619,086

			$17,661,261

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cosmetics/Toiletries — 0.3%
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		790	$789,931
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,451	1,453,425
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,572	2,501,521

			$4,744,877

Drugs — 1.3%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		1,168	$1,169,800
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		736	745,453
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		1,163	1,157,849
Term Loan, 4.50%, Maturing March 11, 2021	EUR	396	445,159
Term Loan, 4.50%, Maturing March 11, 2021	EUR	923	1,037,210
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		518	519,572
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		2,000	1,993,907
Term Loan, 3.50%, Maturing March 19, 2021		1,489	1,486,682
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		2,184	2,184,243
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019		3,432	3,429,871
Term Loan, 3.50%, Maturing August 5, 2020		4,646	4,635,733
Term Loan, 4.00%, Maturing April 1, 2022		4,489	4,491,811

			$23,297,290

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		5,157	$5,104,870
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		1,079	1,084,827

			$6,189,697

Electronics/Electrical — 5.1%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		761	$761,913
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		1,517	1,316,323
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		1,101	1,101,533
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		9,686	9,713,129
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		938	933,434
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		447	446,486
CommScope, Inc.
Term Loan, Maturing December 29, 2022(2)		1,100	1,100,516
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		2,272	2,121,808
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		7,075	7,081,948
Dell, Inc.
Term Loan, 3.75%, Maturing October 29, 2018		1,172	1,172,649
Deltek, Inc.
Term Loan, Maturing June 25, 2022(2)		350	350,437
Term Loan - Second Lien, 9.50%, Maturing June 17, 2023		475	479,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	472	$470,860
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	2,017	2,024,000
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	733	731,998
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	1,008	1,009,072
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	2,954	2,960,277
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	5,057	5,068,746
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	639	642,020
Term Loan, Maturing July 1, 2022(2)	521	522,897
Term Loan - Second Lien, Maturing July 1, 2023(2)	675	676,125
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	8,604	8,502,231
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	698	700,868
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	668	669,921
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,500	1,500,625
Term Loan, 5.25%, Maturing November 19, 2021	2,574	2,581,801
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,878	2,885,873
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,588	1,588,516
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,182	1,183,772
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	2,555	2,550,988
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	557	554,215
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	913	901,259
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	300	294,625
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	430	431,572
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,500	1,510,624
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,151	4,973,764
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	262	264,666
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	913	918,576
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018	470	475,046
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	2,903	2,844,223
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	652	651,563
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	2,730	2,734,878
SS&C Technologies, Inc.
Term Loan, Maturing June 23, 2022(2)	610	611,451
Term Loan, Maturing June 23, 2022(2)	2,415	2,419,221
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	1,139	1,144,193

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,517	$1,531,499
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	1,127	1,136,992
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,643	1,646,964
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,866	1,868,800
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,737	1,738,494
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	2,770	2,806,432

		$94,309,573

Equipment Leasing — 0.4%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	3,275	$3,277,338
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	4,712	4,723,446

		$8,000,784

Financial Intermediaries — 2.4%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,765	$1,760,232
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	2,475	2,499,750
CITCO Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	3,202	3,208,263
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	1,609	1,597,895
First Data Corporation
Term Loan, 3.69%, Maturing March 24, 2017	1,000	998,750
Term Loan, 3.69%, Maturing March 24, 2018	4,100	4,091,993
Term Loan, 3.69%, Maturing September 24, 2018	4,650	4,642,737
Term Loan, Maturing June 23, 2022(2)	900	897,328
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,577	1,571,737
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	3,591	3,608,906
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	527	527,450
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	912	907,393
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	3,928	3,930,147
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	648	647,727
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	498	500,314
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	1,518	1,443,593
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	173	173,665
Term Loan, 6.25%, Maturing September 4, 2018	773	776,898
Term Loan, 6.25%, Maturing September 4, 2018	909	913,357
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	3,232	3,225,016
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	1,949	1,949,360
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,276	1,271,288
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	845	851,251

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		2,054	$1,945,061

			$43,940,111

Food Products — 2.2%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		4,308	$4,319,025
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,362	1,363,473
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 23, 2021	EUR	950	1,064,899
Term Loan, 4.25%, Maturing July 23, 2021		2,875	2,889,375
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		1,001	1,002,188
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,707	1,632,471
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		247	246,875
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		2,068	2,071,838
H.J. Heinz Company
Term Loan, 3.25%, Maturing June 5, 2020		7,701	7,711,933
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		1,111	1,111,632
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		2,667	2,663,172
Term Loan, 3.75%, Maturing September 18, 2020		1,965	1,968,046
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		9,496	9,448,280
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		1,546	1,546,263
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		835	832,515
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		1,416	1,411,633

			$41,283,618

Food Service — 1.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		6,324	$6,328,143
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		137	136,411
Term Loan, 3.69%, Maturing July 26, 2016		246	245,023
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		338	339,990
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		963	939,144
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,151	1,151,425
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,473	2,484,368
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		677	674,287
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		903	893,489
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		319	318,036
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		7,669	7,692,464
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		7,527	3,663,645

			$24,866,425

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 1.1%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019	2,938	$2,951,277
Term Loan, 5.50%, Maturing August 25, 2021	2,693	2,710,236
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019	1,360	1,367,467
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	6,355	6,275,096
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	1,390	1,393,148
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	550	555,958
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	5,907	5,927,584

		$21,180,766

Health Care — 6.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	299	$300,490
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	400	402,000
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	1,390	1,395,579
Alere, Inc.
Term Loan, Maturing June 18, 2022(2)	2,050	2,054,984
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,381	1,378,231
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	2,245	2,250,508
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	792	794,599
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	5,237	5,254,540
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	512	514,872
Auris Luxembourg III S.a.r.l.
Term Loan, 5.50%, Maturing January 17, 2022	998	996,253
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	618	619,118
Capella Healthcare, Inc.
Term Loan, 5.25%, Maturing December 31, 2021	995	997,487
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	2,245	2,256,705
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	176	176,658
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	3,067	3,070,364
Community Health Systems, Inc.
Term Loan, 3.53%, Maturing December 31, 2018	1,914	1,914,721
Term Loan, 3.75%, Maturing December 31, 2019	2,944	2,947,428
Term Loan, 4.00%, Maturing January 27, 2021	5,416	5,430,333
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022	300	301,875
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,342	1,344,120
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,340	1,339,878
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	4,208	4,214,076
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,625	2,632,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	4,212	$4,219,156
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	523	524,208
Term Loan, 4.25%, Maturing August 30, 2020	1,738	1,741,170
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.19%, Maturing February 27, 2021	6,221	6,229,350
Horizon Pharma Holdings USA, Inc.
Term Loan, 4.50%, Maturing April 22, 2021	275	276,289
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	3,237	3,245,416
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	1,243	1,215,155
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,249	1,250,441
Term Loan, 7.75%, Maturing May 15, 2018	3,116	3,118,306
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	3,364	3,373,429
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	6,740	6,774,588
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,459	2,409,547
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	406	406,317
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021	4,232	1,772,255
MJ Acquisition Corp.
Term Loan, 4.00%, Maturing April 22, 2022	375	374,995
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	1,269	1,034,640
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	923	752,178
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	691	691,250
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	3,732	3,737,588
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,143	2,112,577
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	4,158	4,082,349
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	3,461	3,466,660
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	550	552,406
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	3,669	3,680,426
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	3,433	3,441,307
RegionalCare Hospital Partners, Inc.
Term Loan, 5.25%, Maturing April 19, 2019	2,007	2,008,243
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	1,381	1,385,298
Select Medical Corporation
Term Loan, 3.03%, Maturing December 20, 2016	217	217,790
Term Loan, 3.75%, Maturing June 1, 2018	1,183	1,183,142
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	850	852,125
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,397	1,386,899
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	1,493	1,476,642

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		1,775	$1,773,332
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		2,187	2,188,101

			$115,541,269

Home Furnishings — 0.4%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		321	$320,737
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		4,987	4,997,190
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		2,145	2,150,292

			$7,468,219

Industrial Equipment — 1.8%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018		364	$365,699
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,320	1,298,181
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		573	571,884
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,347	1,359,415
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		262	263,614
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		4,837	4,732,943
Term Loan, 4.75%, Maturing July 30, 2020	EUR	467	512,872
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		1,630	1,618,885
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,615	3,607,024
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		698	693,298
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		1,387	1,390,908
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		865	868,956
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		818	819,647
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		8,209	8,198,801
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,499	1,496,781
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		395	394,753
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		819	822,821
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	2,084	2,312,007
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		518	517,508
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		505	505,361
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	1,100	1,229,656

			$33,581,014

Insurance — 1.7%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		3,189	$3,194,763

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	5,003	$5,049,021
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	10,132	10,162,159
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	1,375	1,399,406
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	1,570	1,444,820
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	1,849	1,811,864
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	572	540,729
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	3,513	3,492,537
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	3,862	3,869,448

		$30,964,747

Leisure Goods/Activities/Movies — 2.0%
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020	1,642	$1,642,526
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	2,000	1,970,000
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	4,582	4,585,970
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	219	219,581
CDS U.S. Intermediate Holdings, Inc.
Term Loan, Maturing July 8, 2022(2)	500	500,625
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing June 24, 2020	2,442	2,452,980
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,142	1,141,809
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	644	648,402
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	393	393,363
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	910	909,168
Lindblad Expeditions, Inc.
Term Loan, Maturing June 17, 2022(2)	26	25,779
Term Loan, Maturing June 17, 2022(2)	199	199,784
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	6,955	6,965,525
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	1,600	1,590,250
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	2,181	2,186,703
Regal Cinemas Corporation
Term Loan, 3.75%, Maturing April 1, 2022	869	870,987
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	1,414	1,413,750
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	2,301	2,224,822
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)	557	35,668
SRAM, LLC
Term Loan, 4.03%, Maturing April 10, 2020	2,090	2,089,696
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	1,534	1,224,351
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,154	1,139,887

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		3,437	$3,397,706

			$37,829,332

Lodging and Casinos — 2.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		1,553	$1,561,099
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		3,598	3,597,064
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		975	986,274
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		542	544,070
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)		1,594	1,431,495
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		2,523	2,527,653
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,100	3,111,625
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	2,775	4,368,394
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		174	175,459
Term Loan, 5.50%, Maturing November 21, 2019		405	409,404
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		7,335	7,343,594
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021		1,293	1,293,726
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		6,362	6,329,049
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		787	788,136
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		590	588,763
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021		866	869,092
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		4,137	4,141,398
Term Loan, 6.00%, Maturing October 1, 2021		1,144	1,144,835

			$41,211,130

Nonferrous Metals/Minerals — 0.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		904	$654,406
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		3,009	2,083,409
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		773	777,894
Fairmount Minerals Ltd.
Term Loan, 3.81%, Maturing March 15, 2017		489	483,747
Term Loan, 4.50%, Maturing September 5, 2019		2,481	2,361,939
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017		375	373,281
Term Loan, 7.50%, Maturing March 19, 2021		2,275	2,112,906
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,016	853,335
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		3,825	3,810,656
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		495	494,072
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		1,425	1,350,188

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	$460,000
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	3,138	1,731,253

		$17,547,086

Oil and Gas — 2.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	2,698	$2,263,100
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	3,150	2,681,437
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,932	1,908,057
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	1,996	2,006,046
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,290	1,292,131
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	984	975,474
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,390	1,189,412
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	2,200	2,188,314
Term Loan, 4.00%, Maturing December 2, 2019	1,488	1,490,067
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,303	1,242,970
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	875	671,562
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,407	1,119,301
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	6,628	6,498,642
Obsidian Holdings, LLC
Term Loan, 6.75%, Maturing November 2, 2015	247	247,550
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	313	313,637
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	1,117	861,614
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,900	764,750
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	5,648	4,290,449
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	693	642,758
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	47	41,949
Term Loan, 4.25%, Maturing December 16, 2020	126	112,480
Term Loan, 4.25%, Maturing December 16, 2020	905	808,584
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	259	228,988
Term Loan, 4.25%, Maturing October 1, 2019	424	374,895
Term Loan, 4.25%, Maturing October 1, 2019	3,203	2,829,220
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	520	505,457
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	316	319,739

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,219	$1,146,134

		$39,014,717

Publishing — 1.3%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,674	$1,680,779
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	8,994	6,707,555
Houghton Mifflin Harcourt Publishing Company
Term Loan, 4.00%, Maturing May 11, 2022	425	423,672
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	2,079	2,087,663
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	6,550	6,140,579
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	837	841,806
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	700	700,000
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	420	418,988
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 7, 2016	582	425,216
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019	833	836,888
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	895	900,345
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	2,684	2,694,433

		$23,857,924

Radio and Television — 1.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	564	$546,107
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	595	590,289
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	298	299,239
Clear Channel Communications, Inc.
Term Loan, 6.94%, Maturing January 30, 2019	566	524,280
Term Loan, 7.69%, Maturing July 30, 2019	1,682	1,580,146
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	5,477	5,213,018
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	417	418,037
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	1,217	1,209,538
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	334	334,315
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 17, 2022	814	812,779
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,659	1,660,044
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	932	931,719
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	1,057	1,056,584
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	891	889,408

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		513	$512,079
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 13, 2020		1,104	1,092,457
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		825	772,062
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,573	6,539,038

			$24,981,139

Retailers (Except Food and Drug) — 3.2%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,872	$2,671,367
B&M Retail Limited
Term Loan, 3.82%, Maturing May 21, 2019	GBP	475	740,124
Term Loan, 4.32%, Maturing April 28, 2020	GBP	375	587,325
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		3,143	3,149,696
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing August 13, 2021		605	605,730
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		2,610	2,591,660
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		669	643,523
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing March 9, 2022		3,595	3,600,930
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		705	660,157
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,252	1,260,577
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		1,633	1,639,687
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,812	3,304,094
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		3,867	3,765,577
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,197	1,201,803
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		3,945	3,937,514
Term Loan, 4.00%, Maturing January 28, 2020		1,315	1,319,721
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		5,393	5,369,452
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,609	2,608,730
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		488	488,871
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,378	2,381,098
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		5,900	5,901,003
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		296	275,883
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		668	661,568
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		2,698	2,732,675
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		667	664,896

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,967	$1,964,870
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		2,374	2,248,107
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(5)	EUR	780	902,308
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(6)	EUR	1,207	851,617
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		545	529,392

			$59,259,955

Steel — 0.6%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		8,496	$7,564,217
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		1,336	1,327,956
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		2,099	2,088,746
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(3)(4)		642	352,453

			$11,333,372

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018		3,209	$3,197,599
Term Loan, 3.75%, Maturing March 11, 2018		1,000	991,875
Term Loan, 4.00%, Maturing March 11, 2018		2,901	2,905,611
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		2,074	1,945,868
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021		1,555	1,561,469

			$10,602,422

Telecommunications — 1.5%
Ciena Corporation
Term Loan, Maturing July 15, 2019(2)		1,763	$1,769,109
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017		500	501,250
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		11,600	11,532,337
IPC Systems, Inc.
Term Loan, 5.50%, Maturing August 6, 2021		2,095	2,088,204
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022		925	930,203
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		2,400	2,273,588
Term Loan, 4.00%, Maturing April 23, 2019		2,841	2,692,021
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		5,782	5,775,027
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019		973	968,939

			$28,530,678

Utilities — 1.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020		1,225	$1,205,605
Term Loan, 3.25%, Maturing January 31, 2022		1,229	1,213,895
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019		4,765	4,770,835

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 4.00%, Maturing October 30, 2020	468	$468,094
Term Loan, 3.50%, Maturing May 27, 2022	3,775	3,746,982
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	2,143	2,149,854
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	624	626,086
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	470	473,970
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	143	145,085
Term Loan, 5.00%, Maturing December 19, 2021	3,240	3,280,901
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	680	677,245
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	744	735,049
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	350	353,281
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	41	40,856
Term Loan, 4.25%, Maturing May 6, 2020	762	763,175
TPF II Power, LLC
Term Loan, 5.51%, Maturing October 2, 2021	1,816	1,833,353
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	517	516,479

		$23,000,745

Total Senior Floating-Rate Interests (identified cost $1,058,991,434)		$1,033,355,912

Corporate Bonds & Notes — 60.3%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	2,215	$2,370,050
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	2,415	2,276,138
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21	2,025	2,156,625
Orbital ATK, Inc.
5.25%, 10/1/21(7)	1,515	1,552,875
TransDigm, Inc.
7.50%, 7/15/21	460	496,800
6.00%, 7/15/22	2,850	2,828,625
6.50%, 7/15/24	2,785	2,764,112
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC
7.75%, 6/1/20(7)	2,490	2,402,850

		$16,848,075

Agriculture — 0.0%(8)
Lorillard Tobacco Co.
7.00%, 8/4/41	237	$274,206

		$274,206

Automotive — 1.8%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	660	$677,325

Security	Principal Amount* (000’s omitted)	Value
FCA US, LLC/CG Co-Issuer, Inc.
8.25%, 6/15/21	11,220	$12,257,850
Fiat Chrysler Automobiles NV
5.25%, 4/15/23(7)	1,885	1,852,390
Ford Motor Co.
6.625%, 10/1/28	910	1,108,820
General Motors Financial Co., Inc.
2.75%, 5/15/16	3,070	3,107,236
4.75%, 8/15/17	1,615	1,705,606
4.25%, 5/15/23	874	884,724
Navistar International Corp.
8.25%, 11/1/21	3,125	2,984,375
Schaeffler Holding Finance B.V.
6.875%, 8/15/18(7)(9)	2,785	2,889,438
6.75%, 11/15/22(7)(9)	2,635	2,855,681
ZF North America Capital, Inc.
4.00%, 4/29/20(7)	1,200	1,203,000
4.50%, 4/29/22(7)	720	710,100
4.75%, 4/29/25(7)	630	613,463

		$32,850,008

Banks and Thrifts — 0.7%
Banco Bilbao Vizcaya Argentaria SA
4.875%, 4/21/25(7)	910	$892,255
Banco do Brasil SA
9.00% to 6/18/24, 6/29/49(7)(10)	801	726,667
Credit Suisse Group AG
6.25% to 12/18/24, 12/29/49(7)(10)	1,394	1,340,680
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,315	1,466,184
HSBC Bank USA NA
4.875%, 8/24/20	819	906,260
Morgan Stanley
4.35%, 9/8/26	1,578	1,551,138
Societe Generale SA
4.25%, 4/14/25(7)	910	856,045
8.25% to 11/29/18, 12/31/49(10)(11)	1,500	1,576,575
Standard Chartered PLC
5.20%, 1/26/24(7)	1,512	1,583,849
State Street Corp.
4.956%, 3/15/18	1,772	1,905,164

		$12,804,817

Beverage and Tobacco — 0.2%
Constellation Brands, Inc.
6.00%, 5/1/22	1,530	$1,671,862
4.25%, 5/1/23	2,910	2,873,625

		$4,545,487

Brokerage/Securities Dealers/Investment Houses — 0.1%
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	1,210	$1,253,863

		$1,253,863

Building and Development — 1.9%
Building Materials Corp. of America
5.375%, 11/15/24(7)	3,665	$3,616,805
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(7)	1,855	1,966,300
HD Supply, Inc.
7.50%, 7/15/20	3,650	3,878,125
5.25%, 12/15/21(7)	1,545	1,572,038

Security	Principal Amount* (000’s omitted)	Value
Hillman Group, Inc. (The)
6.375%, 7/15/22(7)	2,665	$2,531,750
Interline Brands, Inc.
10.00%, 11/15/18(9)	4,509	4,723,177
MDC Holdings, Inc.
5.625%, 2/1/20	778	820,790
6.00%, 1/15/43	657	555,165
Nortek, Inc.
8.50%, 4/15/21	1,840	1,973,400
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(7)	4,610	4,817,450
Rexel SA
5.25%, 6/15/20(7)	2,710	2,831,950
TRI Pointe Holdings, Inc.
4.375%, 6/15/19	1,725	1,699,125
5.875%, 6/15/24	2,235	2,201,475
USG Corp.
5.875%, 11/1/21(7)	870	913,500
5.50%, 3/1/25(7)	345	345,000

		$34,446,050

Business Equipment and Services — 2.1%
Acosta, Inc.
7.75%, 10/1/22(7)	5,360	$5,413,600
Audatex North America, Inc.
6.00%, 6/15/21(7)	2,445	2,521,406
Carlson Travel Holdings, Inc.
7.50%, 8/15/19(7)(9)	1,700	1,729,750
Carlson Wagonlit BV
6.875%, 6/15/19(7)	3,970	4,194,305
FTI Consulting, Inc.
6.00%, 11/15/22	3,974	4,157,797
National CineMedia, LLC
7.875%, 7/15/21	3,090	3,252,225
ServiceMaster Co., LLC (The)
7.00%, 8/15/20	803	852,184
7.45%, 8/15/27	1,775	1,801,625
TransUnion
8.125%, 6/15/18	230	235,348
9.625%, 6/15/18(9)	4,045	4,061,382
United Rentals North America, Inc.
7.375%, 5/15/20	4,375	4,689,956
8.25%, 2/1/21	203	217,464
7.625%, 4/15/22	3,665	3,985,688
6.125%, 6/15/23	1,060	1,087,825

		$38,200,555

Cable and Satellite Television — 3.6%
AMC Networks, Inc.
7.75%, 7/15/21	2,720	$2,951,200
4.75%, 12/15/22	915	918,431
Cable One, Inc.
5.75%, 6/15/22(7)	1,185	1,202,775
Cablevision Systems Corp.
7.75%, 4/15/18	1,055	1,142,038
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	4,295	4,241,312
5.75%, 1/15/24	1,980	1,999,800
5.375%, 5/1/25(7)	3,605	3,519,381

Security	Principal Amount* (000’s omitted)		Value
CSC Holdings, LLC
6.75%, 11/15/21		2,780	$2,939,850
5.25%, 6/1/24		355	342,575
DISH DBS Corp.
6.75%, 6/1/21		7,310	7,638,950
5.875%, 7/15/22		3,495	3,433,838
5.875%, 11/15/24		2,145	2,065,903
IAC/InterActiveCorp
4.875%, 11/30/18		1,825	1,888,875
Numericable-SFR SAS
4.875%, 5/15/19(7)		1,470	1,458,975
6.00%, 5/15/22(7)		4,660	4,604,662
6.25%, 5/15/24(7)		555	547,369
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,295	4,394,322
UPCB Finance V, Ltd.
7.25%, 11/15/21(7)		2,750	2,983,208
UPCB Finance VI, Ltd.
6.875%, 1/15/22(7)		1,823	1,950,075
Virgin Media Finance PLC
6.375%, 4/15/23(7)		10,705	11,106,437
Virgin Media Secured Finance PLC
5.50%, 1/15/25(7)		725	729,531
5.25%, 1/15/26(7)		2,430	2,354,063
6.25%, 3/28/29(11)	GBP	500	815,577
VTR Finance B.V.
6.875%, 1/15/24(7)		1,575	1,613,351

			$66,842,498

Chemicals and Plastics — 1.0%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV
7.375%, 5/1/21(7)		2,810	$3,017,237
Chemours Co. (The)
6.625%, 5/15/23(7)		1,810	1,757,962
7.00%, 5/15/25(7)		1,695	1,648,388
Evolution Escrow Issuer, LLC
7.50%, 3/15/22(7)		1,220	1,159,000
LYB International Finance BV
4.00%, 7/15/23		423	433,056
Platform Specialty Products Corp.
6.50%, 2/1/22(7)		2,325	2,412,187
Polymer Group, Inc.
7.75%, 2/1/19		174	179,655
Tronox Finance, LLC
6.375%, 8/15/20		4,170	3,888,525
Tyco Electronics Group SA
4.875%, 1/15/21		683	753,036
Univar USA, Inc.
6.75%, 7/15/23(7)(12)		1,140	1,154,250
W.R. Grace & Co.
5.125%, 10/1/21(7)		2,170	2,191,700
5.625%, 10/1/24(7)		490	497,963

			$19,092,959

Clothing/Textiles — 0.2%
PVH Corp.
7.75%, 11/15/23		3,740	$4,422,550

			$4,422,550

Security	Principal Amount* (000’s omitted)		Value
Commercial Services — 0.1%
CEB, Inc.
5.625%, 6/15/23(7)		710	$715,325
ExamWorks Group, Inc.
5.625%, 4/15/23		1,460	1,503,800

			$2,219,125

Conglomerates — 0.4%
Spectrum Brands, Inc.
6.75%, 3/15/20		1,645	$1,736,298
6.375%, 11/15/20		1,100	1,168,750
5.75%, 7/15/25(7)		2,995	3,054,900
TMS International Corp.
7.625%, 10/15/21(7)		1,625	1,592,500

			$7,552,448

Containers and Glass Products — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.25%, 1/31/19(7)		765	$782,213
3.286%, 12/15/19(7)(13)		1,020	995,775
7.00%, 11/15/20(7)		784	804,022
6.00%, 6/30/21(7)		615	619,613
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(7)		385	385,722
Reynolds Group Holdings, Inc.
9.875%, 8/15/19		4,150	4,365,281
5.75%, 10/15/20		250	256,875
8.25%, 2/15/21		3,205	3,341,212
Smurfit Kappa Acquisitions
2.75%, 2/1/25(11)	EUR	400	419,741

			$11,970,454

Cosmetics/Toiletries — 0.4%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(9)		3,485	$3,493,712
Party City Holdings, Inc.
8.875%, 8/1/20		2,735	2,933,288

			$6,427,000

Distribution & Wholesale — 0.2%
American Tire Distributors, Inc.
10.25%, 3/1/22(7)		3,480	$3,732,300

			$3,732,300

Diversified Financial Services — 0.9%
Bank of America Corp.
4.875%, 4/1/44		683	$693,907
Barclays PLC
4.375%, 9/11/24		1,147	1,101,850
BPCE SA
4.625%, 7/11/24(7)		1,775	1,736,552
Citigroup, Inc.
4.30%, 11/20/26		1,092	1,068,359
Discover Financial Services
3.85%, 11/21/22		1,156	1,148,233
General Electric Capital Corp.
5.30%, 2/11/21		2,671	3,002,679
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/27		1,183	1,326,259
KKR Group Finance Co. III, LLC
5.125%, 6/1/44(7)		419	401,219

Security	Principal Amount* (000’s omitted)		Value
Leucadia National Corp.
6.625%, 10/23/43		683	$642,226
Lock AS
7.00%, 8/15/21(11)	EUR	400	472,585
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(7)		1,729	1,731,891
Odebrecht Oil & Gas Finance, Ltd.
7.00% to 6/17/24, 12/29/49(7)(10)		1,301	696,035
Quicken Loans, Inc.
5.75%, 5/1/25(7)		1,210	1,161,600
Royal Bank of Scotland Group PLC
6.125%, 12/15/22		1,684	1,813,964

			$16,997,359

Drugs — 1.7%
ConvaTec Finance International SA
8.25%, 1/15/19(7)(9)		4,815	$4,748,794
Endo Finance, LLC/Endo Finco, Inc.
7.00%, 7/15/19(7)		1,260	1,309,770
7.00%, 12/15/20(7)		1,145	1,206,544
7.25%, 1/15/22(7)		185	197,256
6.00%, 7/15/23(7)(12)		1,740	1,783,500
6.00%, 2/1/25(7)		1,640	1,674,850
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/1/19(7)		5,050	5,390,875
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)		425	448,641
7.50%, 7/15/21(7)		1,615	1,750,256
5.50%, 3/1/23(7)		1,165	1,179,562
5.875%, 5/15/23(7)		6,135	6,296,044
6.125%, 4/15/25(7)		6,135	6,334,387

			$32,320,479

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
8.25%, 10/1/20		765	$795,600
Clean Harbors, Inc.
5.25%, 8/1/20		1,095	1,116,900
5.125%, 6/1/21		900	895,500
Covanta Holding Corp.
6.375%, 10/1/22		1,800	1,892,250
5.875%, 3/1/24		900	902,250

			$5,602,500

Electric Utilities — 0.1%
E.CL SA
4.50%, 1/29/25(7)		637	$639,814
FirstEnergy Transmission, LLC
5.45%, 7/15/44(7)		546	568,512

			$1,208,326

Electronics/Electrical — 1.7%
AES Panama SRL
6.00%, 6/25/22(7)		463	$468,440
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(7)		1,090	1,122,700
8.875%, 1/1/20(7)		6,085	6,640,256
6.75%, 11/15/20(7)		4,240	4,499,700
Comision Federal de Electricidad
4.875%, 5/26/21(7)		1,001	1,051,050

Security	Principal Amount* (000’s omitted)		Value
CommScope Holding Co., Inc.
6.625%, 6/1/20(7)(9)		1,615	$1,681,619
Entergy Corp.
3.625%, 9/15/15		537	539,120
Exelon Corp.
5.625%, 6/15/35		819	878,604
Flextronics International, Ltd.
4.75%, 6/15/25(7)		350	347,655
Freescale Semiconductor, Inc.
6.00%, 1/15/22(7)		1,670	1,774,375
Infor US, Inc.
6.50%, 5/15/22(7)		1,165	1,191,212
Ingram Micro, Inc.
4.95%, 12/15/24		869	888,638
Midamerican Funding, LLC
6.927%, 3/1/29		314	408,820
Molex Electronic Technologies, LLC
3.90%, 4/15/25(7)		1,524	1,477,404
NeuStar, Inc.
4.50%, 1/15/23		695	620,287
Nuance Communications, Inc.
5.375%, 8/15/20(7)		885	893,850
NXP BV/NXP Funding, LLC
4.125%, 6/15/20(7)		1,000	1,010,000
5.75%, 2/15/21(7)		1,105	1,153,344
Rapid Holding GmbH
6.625%, 11/15/20(11)	EUR	400	434,791
Trimble Navigation, Ltd.
4.75%, 12/1/24		855	856,547
Zebra Technologies Corp.
7.25%, 10/15/22(7)		4,020	4,361,700

			$32,300,112

Equipment Leasing — 0.8%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/16(7)		2,698	$2,741,842
International Lease Finance Corp.
8.625%, 9/15/15		2,645	2,681,369
8.75%, 3/15/17		1,525	1,672,330
6.25%, 5/15/19		1,025	1,110,844
8.25%, 12/15/20		3,275	3,897,250
8.625%, 1/15/22		2,615	3,200,106

			$15,303,741

Financial Intermediaries — 2.7%
Ally Financial, Inc.
5.50%, 2/15/17		5,000	$5,225,000
3.25%, 9/29/17		1,736	1,740,340
6.25%, 12/1/17		3,295	3,525,650
8.00%, 12/31/18		250	279,688
CIT Group, Inc.
5.25%, 3/15/18		8,780	9,098,275
First Data Corp.
7.375%, 6/15/19(7)		943	982,606
6.75%, 11/1/20(7)		3,932	4,165,482
11.25%, 1/15/21		1,801	2,003,612
10.625%, 6/15/21		1,251	1,388,610
11.75%, 8/15/21		1,791	2,018,789
General Motors Financial Co., Inc.
6.75%, 6/1/18		1,365	1,523,990

Security	Principal Amount* (000’s omitted)		Value
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		1,500	$1,513,125
6.00%, 8/1/20		1,360	1,409,300
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(10)		2,640	2,823,955
Navient Corp.
5.50%, 1/15/19		4,490	4,589,319
8.00%, 3/25/20		3,743	4,182,802
5.00%, 10/26/20		995	992,513
7.25%, 1/25/22		430	454,725
5.875%, 10/25/24		1,245	1,173,412

			$49,091,193

Food Products — 0.8%
ASG Consolidated, LLC/ASG Finance, Inc.
15.00%, 5/15/17(7)(9)		3,608	$2,239,734
Boparan Finance PLC
5.25%, 7/15/19(11)	GBP	400	593,932
Corn Products International, Inc.
6.625%, 4/15/37		296	352,105
Dean Foods Co.
6.50%, 3/15/23(7)		1,875	1,917,187
Delhaize Group SA
5.70%, 10/1/40		500	507,556
Gruma SAB de CV
4.875%, 12/1/24(7)		182	189,963
Iceland Bondco PLC
4.822%, 7/15/20(7)(13)	GBP	4,000	5,436,525
Pilgrim’s Pride Corp.
5.75%, 3/15/25(7)		2,450	2,480,625
Post Holdings, Inc.
6.75%, 12/1/21(7)		570	571,425
Tesco PLC
5.00%, 3/24/23	GBP	250	396,759
WhiteWave Foods Co. (The)
5.375%, 10/1/22		855	906,300

			$15,592,111

Food Service — 0.3%
NPC International, Inc.
10.50%, 1/15/20		4,405	$4,636,263

			$4,636,263

Food/Drug Retailers — 0.3%
ESAL GmbH
6.25%, 2/5/23(7)		1,410	$1,392,375
Rite Aid Corp.
6.125%, 4/1/23(7)		4,230	4,372,763

			$5,765,138

Forest Products — 0.2%
Domtar Corp.
10.75%, 6/1/17		2,995	$3,470,567

			$3,470,567

Health Care — 4.8%
Alere, Inc.
7.25%, 7/1/18		485	$509,856
8.625%, 10/1/18		1,310	1,359,780
6.50%, 6/15/20		1,055	1,097,200
6.375%, 7/1/23(7)		2,635	2,687,700

Security	Principal Amount* (000’s omitted)		Value
Amgen, Inc.
4.95%, 10/1/41		660	$660,736
AmSurg Corp.
5.625%, 11/30/20		1,865	1,906,963
5.625%, 7/15/22		1,690	1,711,125
Capsugel SA
7.00%, 5/15/19(7)(9)		780	795,202
Centene Corp.
4.75%, 5/15/22		870	900,450
Cerberus Nightingale 1 S.a.r.l.
8.25%, 2/1/20(11)	EUR	400	454,859
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		4,830	4,965,240
7.125%, 7/15/20		2,785	2,957,670
6.875%, 2/1/22		3,455	3,657,981
ConvaTec Healthcare E SA
10.50%, 12/15/18(7)		2,235	2,360,719
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(7)		2,065	2,132,113
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(7)		1,640	1,781,450
5.875%, 1/31/22(7)		1,365	1,460,550
Grifols Worldwide Operations, Ltd.
5.25%, 4/1/22		1,235	1,241,175
HCA Holdings, Inc.
6.25%, 2/15/21		1,710	1,846,800
HCA, Inc.
6.50%, 2/15/20		3,215	3,600,800
7.50%, 2/15/22		2,930	3,369,500
4.75%, 5/1/23		1,125	1,141,875
Healthcare Realty Trust
3.875%, 5/1/25		306	295,289
Hologic, Inc.
6.25%, 8/1/20		5,990	6,199,800
5.25%, 7/15/22(7)(12)		2,835	2,902,331
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18		3,115	3,333,112
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(7)		1,210	1,235,773
5.50%, 4/15/25(7)		1,215	1,183,106
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(7)		5,170	5,292,787
Opal Acquisition, Inc.
8.875%, 12/15/21(7)		1,960	1,918,350
Sterigenics-Nordion Holdings, LLC
6.50%, 5/15/23(7)		1,820	1,833,650
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(7)		1,475	1,482,375
Teleflex, Inc.
5.25%, 6/15/24		790	803,983
Tenet Healthcare Corp.
6.00%, 10/1/20		1,795	1,918,406
8.125%, 4/1/22		6,185	6,788,037
6.75%, 6/15/23(7)		2,370	2,421,844
VWR Funding, Inc.
7.25%, 9/15/17		3,855	3,994,744

Security	Principal Amount* (000’s omitted)		Value
WellCare Health Plans, Inc.
5.75%, 11/15/20		4,015	$4,190,656

			$88,393,987

Holding Company - Diversified — 0.6%
Argos Merger Sub, Inc.
7.125%, 3/15/23(7)		3,370	$3,538,500
Horizon Pharma Financing, Inc.
6.625%, 5/1/23(7)		3,675	3,835,781
HRG Group, Inc.
7.875%, 7/15/19(7)		1,625	1,726,563
7.875%, 7/15/19		2,155	2,289,687
Monitchem HoldCo 2 SA
6.875%, 6/15/22(11)	EUR	400	428,883

			$11,819,414

Home Furnishings — 0.2%
Magnolia BC SA
9.00%, 8/1/20(11)	EUR	400	$476,041
Tempur Sealy International, Inc.
6.875%, 12/15/20		3,125	3,328,125

			$3,804,166

Homebuilders/Real Estate — 0.0%(8)
Bormioli Rocco Holdings SA
10.00%, 8/1/18(11)	EUR	400	$452,629

			$452,629

Industrial Equipment — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC
7.75%, 12/15/20(7)		1,945	$1,808,850
BlueLine Rental Finance Corp.
7.00%, 2/1/19(7)		1,920	1,982,400
Broadcom Corp.
3.50%, 8/1/24		996	989,447
CNH Industrial Capital, LLC
6.25%, 11/1/16		2,055	2,142,337
3.625%, 4/15/18		2,500	2,512,500
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)		75	42,132
Kennametal, Inc.
3.875%, 2/15/22		883	886,200
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(7)(9)		1,980	1,960,200

			$12,324,066

Insurance — 0.8%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)		1,625	$1,722,500
American International Group, Inc.
4.50%, 7/16/44		774	736,443
CNO Financial Group, Inc.
4.50%, 5/30/20		1,430	1,455,025
Genworth Financial, Inc.
7.70%, 6/15/20		306	332,775
7.625%, 9/24/21		1,654	1,744,970
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(7)(9)		1,695	1,695,000
Hub International, Ltd.
7.875%, 10/1/21(7)		2,325	2,377,313
Principal Financial Group, Inc.
6.05%, 10/15/36		309	359,116

Security	Principal Amount* (000’s omitted)		Value
4.35%, 5/15/43		455	$426,231
USI, Inc.
7.75%, 1/15/21(7)		2,670	2,720,062
XLIT Ltd.
6.50% to 4/15/17, 10/29/49(10)		583	500,290

			$14,069,725

Internet Software & Services — 0.4%
Netflix, Inc.
5.50%, 2/15/22(7)		3,215	$3,335,562
5.875%, 2/15/25(7)		4,600	4,784,506

			$8,120,068

Leisure Goods/Activities/Movies — 0.9%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)		1,190	$1,279,250
National CineMedia, LLC
6.00%, 4/15/22		3,625	3,774,350
NCL Corp., Ltd.
5.00%, 2/15/18		1,445	1,477,512
5.25%, 11/15/19(7)		985	1,013,319
Nord Anglia Education Finance, LLC
5.75%, 7/15/22(11)	CHF	600	660,998
Regal Entertainment Group
5.75%, 3/15/22		1,030	1,045,398
Royal Caribbean Cruises
7.25%, 6/15/16		660	690,631
7.25%, 3/15/18		1,680	1,856,400
Sabre GLBL, Inc.
5.375%, 4/15/23(7)		855	846,450
Viking Cruises, Ltd.
8.50%, 10/15/22(7)		1,650	1,839,750
6.25%, 5/15/25(7)		1,690	1,685,775

			$16,169,833

Lodging and Casinos — 1.6%
Buffalo Thunder Development Authority
11.00%, 12/9/22(7)		2,006	$1,584,802
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)		2,175	1,761,750
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,709,625
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21		3,645	3,804,287
MGM Resorts International
6.625%, 12/15/21		2,455	2,577,750
7.75%, 3/15/22		3,970	4,386,850
6.00%, 3/15/23		2,460	2,496,900
Playa Resorts Holding B.V.
8.00%, 8/15/20(7)		1,220	1,268,800
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23(7)		1,215	1,196,775
Station Casinos, LLC
7.50%, 3/1/21		1,560	1,677,000
Studio City Finance, Ltd.
8.50%, 12/1/20(7)		4,085	4,090,106
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(4)(7)		3,565	1,907,275

			$29,461,920

Security	Principal Amount* (000’s omitted)	Value
Manufacturing — 0.2%
Bombardier, Inc.
5.50%, 9/15/18(7)	615	$611,925
7.50%, 3/15/25(7)	1,855	1,692,687
Trinity Industries, Inc.
4.55%, 10/1/24	833	803,967

		$3,108,579

Media — 0.1%
Ziggo Bond Finance B.V.
5.875%, 1/15/25(7)	930	$914,888

		$914,888

Metals/Mining — 0.2%
Alcoa, Inc.
5.95%, 2/1/37	683	$684,707
FMG Resources August 2006 Pty Ltd.
6.875%, 4/1/22(7)	728	513,240
Newcrest Finance Pty Ltd.
5.75%, 11/15/41(7)	794	682,713
Nucor Corp.
5.20%, 8/1/43	314	321,341
Southern Copper Corp.
5.25%, 11/8/42	928	809,996
Timken Co. (The)
3.875%, 9/1/24	851	824,124

		$3,836,121

Nonferrous Metals/Minerals — 1.1%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(7)	560	$142,800
Barrick International Barbados Corp.
6.35%, 10/15/36(7)	550	542,247
CONSOL Energy, Inc.
5.875%, 4/15/22	1,125	960,885
Eldorado Gold Corp.
6.125%, 12/15/20(7)	3,315	3,294,281
First Quantum Minerals, Ltd.
6.75%, 2/15/20(7)	1,354	1,316,765
7.00%, 2/15/21(7)	889	854,551
Imperial Metals Corp.
7.00%, 3/15/19(7)	995	967,638
Kissner Milling Co., Ltd.
7.25%, 6/1/19(7)	4,000	4,090,000
New Gold, Inc.
6.25%, 11/15/22(7)	1,535	1,523,487
Novelis, Inc.
8.375%, 12/15/17	1,565	1,621,731
SunCoke Energy Inc.
7.625%, 8/1/19	216	215,622
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(7)	2,330	2,364,950
Teck Resources, Ltd.
4.75%, 1/15/22	1,310	1,217,586
Vale, Inc.
6.875%, 11/21/36	637	617,534

		$19,730,077

Oil and Gas — 8.6%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 5/20/20	1,245	$1,316,588

Security	Principal Amount* (000’s omitted)	Value
7.00%, 5/20/22	4,620	$4,920,300
AmeriGas Partners L.P./AmeriGas Finance Corp.
6.25%, 8/20/19	1,570	1,605,325
Anadarko Finance Co.
7.50%, 5/1/31	655	820,360
Antero Resources Corp.
6.00%, 12/1/20	473	480,095
5.375%, 11/1/21	3,515	3,427,125
5.625%, 6/1/23(7)	1,270	1,233,488
Apache Corp.
6.00%, 1/15/37	479	516,787
Berry Petroleum Co., LLC
6.375%, 9/15/22	1,535	1,201,138
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(7)	1,485	1,536,975
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	2,010	1,914,525
California Resources Corp.
5.50%, 9/15/21	1,840	1,603,100
Canbriam Energy, Inc.
9.75%, 11/15/19(7)	1,105	1,135,388
Chesapeake Energy Corp.
7.25%, 12/15/18	4,415	4,569,525
3.525%, 4/15/19(13)	2,045	1,876,287
6.125%, 2/15/21	1,825	1,720,062
5.75%, 3/15/23	1,301	1,183,910
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	455	464,875
Concho Resources, Inc.
7.00%, 1/15/21	1,800	1,892,250
6.50%, 1/15/22	685	717,538
5.50%, 10/1/22	1,365	1,365,000
5.50%, 4/1/23	5,200	5,226,000
Continental Resources, Inc.
5.00%, 9/15/22	1,302	1,278,409
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(7)	2,840	2,953,600
7.75%, 2/15/23(7)	2,450	2,621,500
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,210	5,236,050
Denbury Resources, Inc.
5.50%, 5/1/22	675	605,813
Ecopetrol SA
5.875%, 5/28/45	756	670,950
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(7)	3,275	3,275,000
8.125%, 9/15/23(7)	975	1,010,344
Energy Transfer Equity, L.P.
5.875%, 1/15/24	1,150	1,198,300
Ensco PLC
5.20%, 3/15/25	1,474	1,460,024
EP Energy, LLC/Everest Acquisition Finance, Inc.
9.375%, 5/1/20	3,055	3,287,944
7.75%, 9/1/22	2,065	2,178,575
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.875%, 2/15/23	885	951,375
Gulfport Energy Corp.
7.75%, 11/1/20	3,335	3,510,087
6.625%, 5/1/23(7)	2,420	2,462,350

Security	Principal Amount* (000’s omitted)	Value
Halcon Resources Corp.
8.625%, 2/1/20(7)	845	$837,606
Harvest Operations Corp.
6.875%, 10/1/17	920	853,300
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.50%, 3/1/20	615	616,538
Laredo Petroleum, Inc.
7.375%, 5/1/22	6,635	7,016,512
Matador Resources Co.
6.875%, 4/15/23(7)	2,675	2,745,219
MEG Energy Corp.
6.375%, 1/30/23(7)	1,820	1,701,700
Memorial Resource Development Corp.
5.875%, 7/1/22	4,580	4,445,806
Murphy Oil Corp.
3.70%, 12/1/22	901	824,760
Oasis Petroleum, Inc.
6.875%, 1/15/23	820	820,000
Oceaneering International, Inc.
4.65%, 11/15/24	855	854,608
Pacific Drilling SA
5.375%, 6/1/20(7)	1,274	971,425
Pacific Rubiales Energy Corp.
5.625%, 1/19/25(7)	910	660,888
Paramount Resources, Ltd.
6.875%, 6/30/23(7)	1,250	1,259,375
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	2,545	2,701,517
PBF Logistics L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23(7)	1,800	1,818,000
Precision Drilling Corp.
6.50%, 12/15/21	1,390	1,355,250
Range Resources Corp.
6.75%, 8/1/20	1,815	1,876,256
Rosetta Resources, Inc.
5.625%, 5/1/21	1,715	1,830,762
5.875%, 6/1/22	2,695	2,888,231
Rowan Cos., Inc.
7.875%, 8/1/19	1,356	1,536,273
5.40%, 12/1/42	419	341,559
RSP Permian, Inc.
6.625%, 10/1/22(7)	3,090	3,174,975
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	3,640	3,731,000
5.625%, 4/15/23	3,051	3,055,760
5.75%, 5/15/24	1,640	1,642,050
5.625%, 3/1/25(7)	3,950	3,925,312
SESI, LLC
6.375%, 5/1/19	2,595	2,652,090
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	4,390	4,679,740
6.75%, 5/1/23(7)	2,225	2,230,562
Seventy Seven Energy, Inc.
6.50%, 7/15/22	1,255	809,475
Seventy Seven Operating, LLC
6.625%, 11/15/19	1,100	874,500
SM Energy Co.
6.125%, 11/15/22(7)	870	898,449
6.50%, 1/1/23	1,995	2,054,850

Security	Principal Amount* (000’s omitted)	Value
Southwestern Energy Co.
4.10%, 3/15/22	1,738	$1,705,463
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(7)	1,835	1,917,575
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19(7)	630	656,775
6.25%, 10/15/22(7)	1,505	1,565,200
Total Capital International SA
2.70%, 1/25/23	874	849,151
Triangle USA Petroleum Corp.
6.75%, 7/15/22(7)	1,375	1,072,500
Whiting Canadian Holding Co. ULC
8.125%, 12/1/19	8,630	9,115,437
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	385	378,925
WPX Energy, Inc.
5.25%, 1/15/17	770	791,175

		$159,163,511

Pharmaceuticals — 0.1%
Actavis Funding SCS
3.00%, 3/12/20	1,480	$1,487,714

		$1,487,714

Pipelines — 0.2%
Plains All America Pipeline, L.P./PAA Finance Corp.
3.65%, 6/1/22	1,317	$1,326,372
Regency Energy Partners, L.P./Regency Energy Finance Corp.
5.00%, 10/1/22	1,592	1,617,726

		$2,944,098

Publishing — 1.3%
Laureate Education, Inc.
10.00%, 9/1/19(7)	15,880	$14,867,650
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	4,645	5,132,725
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(7)(9)	1,020	1,031,475
Tribune Media Co.
5.875%, 7/15/22(7)	3,020	3,050,200

		$24,082,050

Radio and Television — 0.8%
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	$487,038
Series A, 6.50%, 11/15/22	1,100	1,130,250
Series B, 6.50%, 11/15/22	2,130	2,225,850
Crown Media Holdings, Inc.
10.50%, 7/15/19	1,325	1,401,187
iHeartCommunications, Inc.
9.00%, 12/15/19	226	216,226
11.25%, 3/1/21	1,505	1,467,375
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	1,250	1,267,187
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	745	765,487
6.00%, 7/15/24(7)	2,830	2,865,375
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	1,470	1,492,050

Security	Principal Amount* (000’s omitted)		Value
Univision Communications, Inc.
5.125%, 5/15/23(7)		1,260	$1,228,500

			$14,546,525

Real Estate Investment Trusts (REITs) — 0.2%
ARC Properties Operating Partnership, L.P.
3.00%, 2/6/19		692	$658,265
CBL & Associates, L.P.
4.60%, 10/15/24		878	864,896
Communications Sales & Leasing, Inc.
6.00%, 4/15/23(7)		240	235,322
8.25%, 10/15/23(7)		850	838,313
ESH Hospitality, Inc.
5.25%, 5/1/25(7)		1,260	1,231,650
Host Hotels & Resorts L.P.
4.75%, 3/1/23		455	480,396

			$4,308,842

Retail — 0.6%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(7)(9)		1,505	$1,219,050
Family Tree Escrow, LLC
5.25%, 3/1/20(7)		1,905	2,002,631
5.75%, 3/1/23(7)		6,595	6,924,750
Kirk Beauty Zero GmbH
6.25%, 7/15/22(7)(12)	EUR	500	553,913
6.25%, 7/15/22(11)(12)	EUR	500	550,429
Pizzaexpress Financing 2 PLC
6.625%, 8/1/21(11)	GBP	400	652,665

			$11,903,438

Retailers (Except Food and Drug) — 3.0%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(7)		2,410	$2,379,875
6.00%, 4/1/22(7)		4,775	4,918,250
Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(7)		3,000	3,167,100
Best Buy Co., Inc.
5.00%, 8/1/18		1,120	1,187,200
Gap, Inc. (The)
5.95%, 4/12/21		295	333,229
Hot Topic, Inc.
9.25%, 6/15/21(7)		4,550	4,800,250
L Brands, Inc.
8.50%, 6/15/19		3,325	3,938,030
6.625%, 4/1/21		6,135	6,775,371
5.625%, 2/15/22		790	835,425
Levi Strauss & Co.
6.875%, 5/1/22		2,125	2,279,063
Michaels Stores, Inc.
5.875%, 12/15/20(7)		1,775	1,863,750
Murphy Oil USA, Inc.
6.00%, 8/15/23		4,165	4,373,250
Neiman Marcus Group, Ltd., LLC
8.75%, 10/15/21(7)(9)		1,555	1,677,456
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(7)(9)		6,365	6,428,650
Petco Animal Supplies, Inc.
9.25%, 12/1/18(7)		3,515	3,681,963

Security	Principal Amount* (000’s omitted)	Value
Petco Holdings, Inc.
8.50%, 10/15/17(7)(9)	1,425	$1,467,750
Radio Systems Corp.
8.375%, 11/1/19(7)	3,300	3,506,250
Ross Stores, Inc.
3.375%, 9/15/24	182	179,579
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	1,225	1,289,313
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	846	827,979

		$55,909,733

Road & Rail — 0.1%
Florida East Coast Holdings Corp.
6.75%, 5/1/19(7)	800	$804,000
WatCo Cos., LLC/WatCo Finance Corp.
6.375%, 4/1/23(7)	1,045	1,063,288

		$1,867,288

Software and Services — 0.7%
IHS, Inc.
5.00%, 11/1/22(7)	2,240	$2,234,400
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(7)(9)	2,685	2,705,137
Italics Merger Sub, Inc.
7.125%, 7/15/23(7)	3,225	3,192,750
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23(12)	2,650	2,683,125
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(7)	2,350	1,727,250

		$12,542,662

Steel — 0.4%
AK Steel Corp.
8.75%, 12/1/18	910	$961,188
ArcelorMittal
7.00%, 2/25/22	4,000	4,330,000
JMC Steel Group, Inc.
8.25%, 3/15/18(7)	2,635	2,420,906
Steel Dynamics, Inc.
6.375%, 8/15/22	500	525,625

		$8,237,719

Super Retail — 0.1%
AutoNation, Inc.
5.50%, 2/1/20	983	$1,069,013

		$1,069,013

Surface Transport — 0.6%
Hertz Corp. (The)
6.25%, 10/15/22	690	$703,800
XPO Logistics, Inc.
7.875%, 9/1/19(7)	7,440	7,988,700
6.50%, 6/15/22(7)	3,295	3,233,219

		$11,925,719

Technology — 0.6%
Abengoa Finance S.A.U.
7.75%, 2/1/20(7)	1,125	$1,119,375
International Game Technology PLC
6.50%, 2/15/25(7)	720	669,600

Security	Principal Amount* (000’s omitted)	Value
Israel Electric Corp, Ltd.
5.00%, 11/12/24(7)(11)	1,000	$1,018,000
KLA-Tencor Corp.
4.65%, 11/1/24	864	862,952
Micron Technology, Inc.
5.25%, 8/1/23(7)	2,760	2,653,050
5.625%, 1/15/26(7)	3,285	3,042,731
Seagate HDD Cayman
4.75%, 6/1/23	910	927,659
Western Union Co. (The)
6.20%, 11/17/36	637	637,926

		$10,931,293

Telecommunications — 6.2%
Altice Financing SA
6.625%, 2/15/23(7)	2,580	$2,567,874
Altice Finco SA
7.625%, 2/15/25(7)	680	654,500
Altice SA
7.75%, 5/15/22(7)	3,120	3,026,400
7.625%, 2/15/25(7)	1,290	1,215,825
AT&T, Inc.
4.35%, 6/15/45	455	389,743
Avaya, Inc.
9.00%, 4/1/19(7)	2,250	2,306,250
10.50%, 3/1/21(7)	4,210	3,494,661
Axtel SAB de CV
9.00%, 1/31/20(7)	860	864,300
CenturyLink, Inc.
5.80%, 3/15/22	375	359,531
6.75%, 12/1/23	1,920	1,933,200
Colombia Telecomunicaciones SA ESP
8.50% to 3/30/20, 12/29/49(7)(10)	1,593	1,655,446
CommScope Technologies Finance LLC
6.00%, 6/15/25(7)	2,595	2,591,756
CommScope, Inc.
4.375%, 6/15/20(7)	1,475	1,493,438
Digicel, Ltd.
6.00%, 4/15/21(7)	1,450	1,401,599
6.75%, 3/1/23(7)	2,230	2,191,644
Equinix, Inc.
5.375%, 1/1/22	735	740,513
Frontier Communications Corp.
6.25%, 9/15/21	1,845	1,688,175
7.625%, 4/15/24	285	252,938
6.875%, 1/15/25	1,845	1,549,800
Hughes Satellite Systems Corp.
6.50%, 6/15/19	2,912	3,170,440
Intelsat Jackson Holdings SA
7.25%, 10/15/20	2,350	2,332,375
7.50%, 4/1/21	250	248,125
Intelsat Luxembourg SA
7.75%, 6/1/21	6,065	5,087,019
8.125%, 6/1/23	4,100	3,382,500
Oi SA
5.75%, 2/10/22(7)	1,092	951,405
Plantronics, Inc.
5.50%, 5/31/23(7)	2,370	2,405,550

Security	Principal Amount* (000’s omitted)		Value
Play Topco SA
7.75%, 2/28/20(9)(11)	EUR	400	$458,408
SBA Telecommunications, Inc.
5.75%, 7/15/20		1,985	2,066,881
Sprint Capital Corp.
8.75%, 3/15/32		1,365	1,330,875
Sprint Communications, Inc.
9.125%, 3/1/17		1,225	1,329,125
9.00%, 11/15/18(7)		13,520	15,301,395
7.00%, 8/15/20		4,810	4,785,950
6.00%, 11/15/22		250	229,063
Sprint Corp.
7.25%, 9/15/21		2,060	2,032,962
7.875%, 9/15/23		8,550	8,357,625
7.625%, 2/15/25		1,870	1,767,150
T-Mobile USA, Inc.
5.25%, 9/1/18		4,725	4,878,562
6.25%, 4/1/21		1,100	1,130,250
6.633%, 4/28/21		1,735	1,804,400
6.731%, 4/28/22		620	647,900
6.625%, 4/1/23		2,170	2,259,512
6.375%, 3/1/25		2,160	2,222,100
Telecom Italia Capital SA
7.721%, 6/4/38		546	616,980
Verizon Communications, Inc.
4.50%, 9/15/20		1,364	1,471,761
6.55%, 9/15/43		100	117,326
Virgin Media Finance PLC
5.75%, 1/15/25(7)		2,015	2,020,038
Wind Acquisition Finance SA
5.245%, 4/30/19(7)(13)	EUR	600	674,629
4.00%, 7/15/20(11)	EUR	400	445,940
4.011%, 7/15/20(7)(13)	EUR	625	695,039
4.75%, 7/15/20(7)		3,800	3,776,250
7.375%, 4/23/21(7)		2,540	2,574,925
Windstream Corp.
7.75%, 10/1/21		1,265	1,163,800
7.50%, 6/1/22		1,870	1,650,275
6.375%, 8/1/23		180	148,590

			$113,912,718

Utilities — 1.2%
AES Corp. (The)
5.50%, 3/15/24		760	$739,860
AES Gener SA
5.25%, 8/15/21(7)		660	698,820
Air Medical Merger Sub Corp.
6.375%, 5/15/23(7)		1,915	1,809,675
Calpine Corp.
5.375%, 1/15/23		1,905	1,881,188
5.75%, 1/15/25		610	595,513
Duquesne Light Holdings, Inc.
5.90%, 12/1/21(7)		774	887,085
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.75%, 11/1/19(7)		3,130	3,272,415
7.375%, 11/1/22(7)		2,490	2,620,725
7.625%, 11/1/24(7)		2,120	2,257,800
Enel SpA
8.75% to 9/24/23, 9/24/73(7)(10)		1,092	1,257,165

Security	Principal Amount* (000’s omitted)		Value
Iberdrola Finance Ireland, Ltd.
5.00%, 9/11/19(7)		546	$598,225
ITC Holdings Corp.
5.30%, 7/1/43		660	705,409
NRG Energy, Inc.
8.25%, 9/1/20		2,330	2,446,500
7.875%, 5/15/21		2,015	2,156,050
PPL Capital Funding, Inc.
Series A, 6.70% to 3/30/17, 3/30/67(10)		325	287,125
Southwestern Electric Power Co.
6.20%, 3/15/40		696	840,378

			$23,053,933

Total Corporate Bonds & Notes (identified cost $1,110,284,958)			$1,115,861,913

Foreign Government Agency Bonds — 0.1%

Security	Principal Amount (000’s omitted)		Value
Sweden — 0.1%
Svensk Exportkredit AB
2.875% to 11/14/18, 11/14/23(7)(10)		$900	$900,324

Total Foreign Government Agency Bonds (identified cost $896,060)			$900,324

Foreign Government Securities — 0.9%

Security	Principal Amount* (000’s omitted)		Value
Argentina — 0.2%
Republic of Argentina
8.28%, 12/31/33(15)		5,047	$4,221,990

Total Argentina			$4,221,990

Congo — 0.1%
Republic of Congo
4.00% to 6/30/17, 6/30/29(11)(16)		1,311	$1,183,833

Total Congo			$1,183,833

Cyprus — 0.1%
Republic of Cyprus
3.875%, 5/6/22(11)	EUR	1,615	$1,810,503
4.625%, 2/3/20(7)(11)	EUR	120	139,219
4.75%, 6/25/19(11)	EUR	415	485,796

Total Cyprus			$2,435,518

Ecuador — 0.1%
Republic of Ecuador
10.50%, 3/24/20(7)		1,465	$1,478,265

Total Ecuador			$1,478,265

Security	Principal Amount* (000’s omitted)		Value
Egypt — 0.0%(8)
Arab Republic of Egypt
5.875%, 6/11/25(7)		244	$238,876

Total Egypt			$238,876

Ivory Coast — 0.1%
Ivory Coast
5.75%, 12/31/32(11)		2,500	$2,369,250

Total Ivory Coast			$2,369,250

Kenya — 0.0%(8)
Republic of Kenya
6.875%, 6/24/24(7)		200	$203,916

Total Kenya			$203,916

Macedonia — 0.1%
Republic of Macedonia
3.975%, 7/24/21(11)	EUR	1,000	$1,073,043

Total Macedonia			$1,073,043

Montenegro — 0.1%
Republic of Montenegro
3.875%, 3/18/20(7)	EUR	650	$672,499

Total Montenegro			$672,499

Serbia — 0.0%(8)
Republic of Serbia
5.25%, 11/21/17(11)		200	$207,620
5.875%, 12/3/18(11)		400	422,500

Total Serbia			$630,120

Venezuela — 0.1%
Bolivarian Republic of Venezuela
9.25%, 9/15/27		3,750	$1,612,500

Total Venezuela			$1,612,500

Total Foreign Government Securities (identified cost $16,349,969)			$16,119,810

Mortgage Pass-Throughs — 14.5%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.406%, with maturity at 2035(17)		$4,503	$4,810,947
5.00%, with various maturities to 2019(18)		5,717	6,003,812
5.50%, with various maturities to 2032		2,367	2,577,899
6.00%, with various maturities to 2031		1,218	1,307,984
6.50%, with various maturities to 2036		10,704	12,349,620
7.00%, with various maturities to 2036(18)		11,322	13,036,771
7.13%, with maturity at 2023		185	206,789
7.50%, with various maturities to 2035		7,387	8,622,775
7.65%, with maturity at 2022		190	212,024
8.00%, with various maturities to 2030		4,505	5,117,591
8.25%, with maturity at 2020		108	118,215
8.30%, with maturity at 2020		404	442,856
8.50%, with various maturities to 2031		3,768	4,411,471
9.00%, with various maturities to 2031		724	806,536
9.50%, with various maturities to 2025		673	732,912

Security	Principal Amount (000’s omitted)	Value
10.00%, with maturity at 2020	$76	$83,435
10.50%, with maturity at 2020	71	79,736

		$60,921,373

Federal National Mortgage Association:
2.457%, with maturity at 2022(17)	$680	$695,379
2.616%, with maturity at 2036(17)	1,900	1,949,788
4.50%, with maturity at 2042(18)	15,030	16,283,168
5.00%, with various maturities to 2040(18)	21,600	23,735,888
5.355%, with maturity at 2037(17)	3,545	3,684,947
5.50%, with various maturities to 2033	2,134	2,384,549
6.00%, with various maturities to 2033	6,415	7,169,906
6.32%, with maturity at 2032(17)	6,114	6,806,270
6.50%, with various maturities to 2036(18)	44,554	51,354,062
6.75%, with maturity at 2023	98	109,998
7.00%, with various maturities to 2037	20,169	23,444,715
7.50%, with various maturities to 2035	8,270	9,742,477
8.00%, with various maturities to 2034	2,923	3,411,412
8.004%, with maturity at 2027(19)	656	758,584
8.25%, with maturity at 2018	2	1,691
8.259%, with maturity at 2029(19)	222	258,194
8.317%, with maturity at 2024(19)	33	37,277
8.346%, with maturity at 2028(19)	212	245,568
8.50%, with various maturities to 2030	3,141	3,609,136
8.607%, with maturity at 2027(19)	256	298,090
8.822%, with maturity at 2018(19)	51	53,320
9.00%, with various maturities to 2027	4,276	4,915,321
9.493%, with maturity at 2025(19)	133	147,166
9.50%, with various maturities to 2030	1,111	1,255,929
9.818%, with maturity at 2019(19)	62	66,317
10.00%, with various maturities to 2020	225	245,376
10.50%, with maturity at 2021	186	211,776
11.50%, with maturity at 2016	2	1,928

		$162,878,232

Government National Mortgage Association:
6.00%, with maturity at 2024	$1,077	$1,204,108
6.50%, with various maturities to 2032(18)	8,057	9,137,497
7.00%, with various maturities to 2033	5,562	6,467,144
7.50%, with various maturities to 2032(18)	11,734	13,601,171
8.00%, with various maturities to 2034(18)	7,055	8,291,087
8.30%, with maturity at 2020	210	231,639
8.50%, with various maturities to 2022	396	449,272
9.00%, with various maturities to 2026	1,673	1,930,625
9.50%, with various maturities to 2026	2,500	2,868,505
10.00%, with maturity at 2019	117	129,322

		$44,310,370

Total Mortgage Pass-Throughs (identified cost $258,007,927)		$268,109,975

Collateralized Mortgage Obligations — 11.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$590	$651,473
Series 1497, Class K, 7.00%, 4/15/23	577	651,259
Series 1529, Class Z, 7.00%, 6/15/23	838	946,273

Security	Principal Amount (000’s omitted)	Value
Series 1620, Class Z, 6.00%, 11/15/23	$685	$762,388
Series 1677, Class Z, 7.50%, 7/15/23	506	579,729
Series 1702, Class PZ, 6.50%, 3/15/24	5,984	6,736,925
Series 2113, Class QG, 6.00%, 1/15/29	1,210	1,373,750
Series 2122, Class K, 6.00%, 2/15/29	222	250,558
Series 2130, Class K, 6.00%, 3/15/29	151	169,757
Series 2167, Class BZ, 7.00%, 6/15/29	155	178,017
Series 2182, Class ZB, 8.00%, 9/15/29	1,555	1,862,402
Series 2198, Class ZA, 8.50%, 11/15/29	1,877	2,253,481
Series 2245, Class A, 8.00%, 8/15/27	4,601	5,502,077
Series 2458, Class ZB, 7.00%, 6/15/32	1,555	1,818,310
Series 3727, (Interest Only), Class PS, 6.515%, 11/15/38(20)(21)	11,250	1,346,229
Series 3762, Class SH, 9.632%, 11/15/40(20)	1,531	1,854,811
Series 3780, (Interest Only), Class PS, 6.265%, 8/15/35(20)(21)	8,437	636,645
Series 3973, (Interest Only), Class SG, 6.465%, 4/15/30(20)(21)	9,058	1,356,390
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(21)	9,711	1,355,532
Series 4070, (Interest Only), Class S, 5.915%, 6/15/32(20)(21)	15,520	2,916,903
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(21)	19,957	3,398,947
Series 4095, (Interest Only), Class HS, 5.915%, 7/15/32(20)(21)	6,805	1,344,795
Series 4109, (Interest Only), Class ES, 5.965%, 12/15/41(20)(21)	6,529	321,056
Series 4109, (Interest Only), Class KS, 5.915%, 5/15/32(20)(21)	13,826	1,517,664
Series 4110, (Interest Only), Class SA, 5.465%, 9/15/42(20)(21)	10,716	1,502,216
Series 4149, (Interest Only), Class S, 6.065%, 1/15/33(20)(21)	7,472	1,659,204
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(21)	11,587	714,122
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(21)	6,595	913,385
Series 4203, (Interest Only), Class QS, 6.065%, 5/15/43(20)(21)	5,835	1,212,497
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(21)	8,431	565,521
Series 4273, Class PU, 4.00%, 11/15/43	9,199	9,361,436
Series 4273, Class SP, 11.509%, 11/15/43(20)	2,044	2,303,915
Series 4313, Class SY, 11.505%, 3/15/44(20)	1,617	1,736,121
Series 4316, (Interest Only), Class JS, 5.915%, 1/15/44(20)(21)	6,807	1,354,346
Series 4326, Class TS, 13.171%, 4/15/44(20)	6,299	6,996,340
Series 4407, Class LN, 8.891%, 12/15/43(20)	2,854	3,053,407
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(22)	1,878	1,463,893
Series 4443, Class ZJ, 3.00%, 9/15/44	371	363,759
Series 4450, Class DS, 5.722%, 9/15/44(20)	7,307	7,336,940
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(22)	10,463	9,546,448

		$89,868,921

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$61	$63,995
Series G92-44, Class ZQ, 8.00%, 7/25/22	99	104,166
Series G92-46, Class Z, 7.00%, 8/25/22	331	367,055
Series G92-60, Class Z, 7.00%, 10/25/22	496	544,240
Series G93-35, Class ZQ, 6.50%, 11/25/23	7,424	8,328,422
Series G93-40, Class H, 6.40%, 12/25/23	1,584	1,762,853
Series 1988-14, Class I, 9.20%, 6/25/18	55	59,018
Series 1989-1, Class D, 10.30%, 1/25/19	35	36,734
Series 1989-34, Class Y, 9.85%, 7/25/19	132	146,121
Series 1990-17, Class G, 9.00%, 2/25/20	107	119,959
Series 1990-27, Class Z, 9.00%, 3/25/20	64	72,027
Series 1990-29, Class J, 9.00%, 3/25/20	56	63,084
Series 1990-43, Class Z, 9.50%, 4/25/20	222	249,398
Series 1991-98, Class J, 8.00%, 8/25/21	116	129,922
Series 1992-77, Class ZA, 8.00%, 5/25/22	768	871,813
Series 1992-103, Class Z, 7.50%, 6/25/22	48	54,065
Series 1992-113, Class Z, 7.50%, 7/25/22	96	107,501
Series 1992-185, Class ZB, 7.00%, 10/25/22	169	187,703
Series 1993-16, Class Z, 7.50%, 2/25/23	461	520,618

Security	Principal Amount (000’s omitted)	Value
Series 1993-22, Class PM, 7.40%, 2/25/23	$390	$440,261
Series 1993-25, Class J, 7.50%, 3/25/23	470	536,560
Series 1993-30, Class PZ, 7.50%, 3/25/23	881	1,003,036
Series 1993-42, Class ZQ, 6.75%, 4/25/23	1,303	1,446,336
Series 1993-56, Class PZ, 7.00%, 5/25/23	189	213,898
Series 1993-156, Class ZB, 7.00%, 9/25/23	222	251,274
Series 1994-45, Class Z, 6.50%, 2/25/24	1,630	1,808,744
Series 1994-89, Class ZQ, 8.00%, 7/25/24	968	1,116,308
Series 1996-57, Class Z, 7.00%, 12/25/26	1,008	1,158,131
Series 1997-77, Class Z, 7.00%, 11/18/27	409	465,275
Series 1998-44, Class ZA, 6.50%, 7/20/28	456	524,122
Series 1999-45, Class ZG, 6.50%, 9/25/29	148	166,497
Series 2000-22, Class PN, 6.00%, 7/25/30	1,384	1,567,292
Series 2001-37, Class GA, 8.00%, 7/25/16	34	34,153
Series 2002-1, Class G, 7.00%, 7/25/23	287	320,696
Series 2002-21, Class PE, 6.50%, 4/25/32	1,127	1,264,400
Series 2005-75, Class CS, 23.452%, 9/25/35(20)	948	1,880,323
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(22)	8,580	7,373,416
Series 2007-74, Class AC, 5.00%, 8/25/37	13,040	14,353,638
Series 2010-99, (Interest Only), Class NS, 6.413%, 3/25/39(20)(21)	8,255	1,074,915
Series 2010-119, (Interest Only), Class SK, 5.813%, 4/25/40(20)(21)	5,306	358,655
Series 2010-124, (Interest Only), Class SJ, 5.863%, 11/25/38(20)(21)	6,822	937,757
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(21)	20,246	922,462
Series 2011-45, (Interest Only), Class SA, 6.463%, 1/25/29(20)(21)	7,035	781,937
Series 2011-49, Class NT, 6.00%, 6/25/41(20)	1,850	2,083,842
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(21)	13,500	1,826,418
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(21)	7,471	1,016,773
Series 2012-24, (Interest Only), Class S, 5.313%, 5/25/30(20)(21)	6,134	795,407
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(21)	12,692	1,738,232
Series 2012-56, (Interest Only), Class SU, 6.563%, 8/25/26(20)(21)	7,200	769,379
Series 2012-103, (Interest Only), Class GS, 5.913%, 2/25/40(20)(21)	16,997	2,752,129
Series 2012-124, (Interest Only), Class IO, 1.48%, 11/25/42(19)(21)	17,228	1,162,203
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(21)	6,342	1,481,894
Series 2012-150, (Interest Only), Class SK, 5.963%, 1/25/43(20)(21)	9,566	1,829,370
Series 2013-6, Class TA, 1.50%, 1/25/43	14,809	14,002,506
Series 2013-12, (Interest Only), Class SP, 5.463%, 11/25/41(20)(21)	5,658	1,019,199
Series 2013-15, (Interest Only), Class DS, 6.013%, 3/25/33(20)(21)	19,859	3,918,271
Series 2013-16, (Interest Only), Class SY, 5.963%, 3/25/43(20)(21)	4,432	958,176
Series 2013-54, (Interest Only), Class HS, 6.113%, 10/25/41(20)(21)	7,784	1,327,097
Series 2013-64, (Interest Only), Class PS, 6.063%, 4/25/43(20)(21)	8,174	1,674,076
Series 2013-75, (Interest Only), Class SC, 6.063%, 7/25/42(20)(21)	18,405	3,089,978
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(21)	4,370	1,086,648
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(21)	4,624	1,141,624
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(21)	9,156	1,980,723
Series 2014-72, Class CS, 8.897%, 11/25/44(20)	3,414	3,404,985
Series 2014-74, Class HS, 8.226%, 11/25/44(20)	1,730	1,726,991
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(21)	10,671	2,035,267
Series 2015-17, (Interest Only), Class SA, 6.013%, 11/25/43(20)(21)	15,723	2,663,036
Series 2015-42, Class SC, 7.958%, 5/25/45(20)	4,470	4,347,716

		$113,620,720

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$1,235	$1,299,252
Series 2011-156, Class GA, 2.00%, 12/16/41	1,982	1,721,367
Series 2013-124, Class LS, 11.902%, 5/20/41(20)	428	434,745
Series 2013-168, Class US, 11.502%, 11/20/43(20)	601	625,324
Series 2014-117, Class HS, 31.306%, 8/20/44(20)	1,243	1,441,078
Series 2014-146, Class S, 5.87%, 10/20/44(20)	1,862	1,870,000
Series 2015-72, Class ZN, 3.50%, 5/20/45	4,879	4,732,222

Security	Principal Amount (000’s omitted)	Value
Series 2015-79, Class CS, 5.551%, 5/20/45(20)	$3,698	$3,634,702

		$15,758,690

Total Collateralized Mortgage Obligations (identified cost $214,185,151)		$219,248,331

Commercial Mortgage-Backed Securities — 6.7%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(7)	$480	$481,825
A10 Securitization, LLC, Series 2015-1, Class A2, 3.13%, 4/15/34(7)	2,400	2,394,139
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(7)	3,000	3,430,608
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(19)	1,988	2,048,670
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	3,000	3,121,161
BAMLL, Series 2013-DSNY, Class E, 2.784%, 9/15/26(7)(19)	1,500	1,497,458
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(19)	1,055	1,063,430
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,395	1,455,949
CDCMT, Series 2006-CD2, Class A4, 5.48%, 1/15/46(19)	1,390	1,401,108
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	1,515	1,571,839
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,258	3,286,216
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	610	634,033
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	413,718
COMM, Series 2012-CR2, Class D, 5.019%, 8/15/45(7)(19)	1,650	1,698,154
COMM, Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	799,148
COMM, Series 2013-CR10, Class D, 4.953%, 8/10/46(7)(19)	1,700	1,610,111
COMM, Series 2014-KYO, Class D, 2.188%, 6/11/27(7)(19)	3,250	3,248,165
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	2,200	2,265,074
COMM, Series 2015-CR22, Class D, 4.266%, 3/10/48(7)(19)	3,000	2,564,577
COMM, Series 2015-LC19, Class C, 4.406%, 2/10/48(19)	775	761,274
CSMC, Series 2006-C3, Class A3, 6.00%, 6/15/38(19)	1,855	1,895,159
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	553	571,574
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(7)	915	924,880
ESA, Series 2013-ESH5, Class D5, 4.316%, 12/5/31(7)(19)	500	502,190
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(7)(19)	4,200	4,295,896
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(7)	2,400	2,426,100
JPMBB, Series 2014-C19, Class A2, 3.046%, 4/15/47	2,448	2,535,618
JPMBB, Series 2014-C19, Class D, 4.833%, 4/15/47(7)(19)	1,425	1,309,383
JPMBB, Series 2014-C21, Class D, 4.816%, 8/15/47(7)(19)	1,000	917,292
JPMBB, Series 2014-C22, Class D, 4.713%, 9/15/47(7)(19)	2,500	2,257,675
JPMBB, Series 2014-C23, Class C, 4.609%, 9/15/47(19)	500	505,066
JPMBB, Series 2014-C25, Class D, 4.098%, 11/15/47(7)(19)	2,100	1,811,623
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	1,721	1,767,977
JPMCC, Series 2006-LDP7, Class A4, 6.10%, 4/15/45(19)	3,680	3,765,749
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	2,213	2,283,636
JPMCC, Series 2006-LDP9, Class A3, 5.336%, 5/15/47	1,677	1,752,604
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	3,000	3,102,768
JPMCC, Series 2010-C2, Class D, 5.697%, 11/15/43(7)(19)	3,247	3,456,925
JPMCC, Series 2010-CNTR, Class A2, 4.311%, 8/5/32(7)	3,750	4,033,541
JPMCC, Series 2011-C5, Class D, 5.50%, 8/15/46(7)(19)	3,000	3,133,572
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,073,224
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,111,267
JPMCC, Series 2014-DSTY, Class B, 3.771%, 6/10/27(7)	2,700	2,788,268
JPMCC, Series 2014-FBLU, Class D, 2.786%, 12/15/28(7)(19)	1,500	1,502,437
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	2,187	2,274,424
Motel 6, Series 2015-MTL6, Class D, 4.532%, 2/5/30(7)	2,500	2,502,486
MSBAM, Series 2014-C15, Class D, 5.06%, 4/15/47(7)(19)	2,450	2,304,563
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	1,807	1,880,792

Security	Principal Amount (000’s omitted)	Value
MSC, Series 2007-IQ15, Class A4, 6.104%, 6/11/49(19)	$3,789	$4,049,500
UBSC, Series 2011-C1, Class D, 6.084%, 1/10/45(7)(19)	2,850	3,151,888
UBSCM, Series 2012-C1, Class D, 5.727%, 5/10/45(7)(19)	3,000	3,067,252
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(19)	163	163,614
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(19)	2,456	2,469,641
WBCMT, Series 2006-C24, Class A3, 5.558%, 3/15/45(19)	1,515	1,535,119
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(19)	2,677	2,751,944
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	1,909	1,985,593
WFCM, Series 2013-LC12, Class D, 4.436%, 7/15/46(7)(19)	3,000	2,831,781
WFCM, Series 2015-NXS1, Class D, 4.243%, 5/15/48(19)	2,500	2,182,234
WF-RBS, Series 2012-C9, Class D, 4.963%, 11/15/45(7)(19)	2,750	2,722,019
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	660	667,889
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(7)(19)	3,000	2,742,189

Total Commercial Mortgage-Backed Securities (identified cost $124,695,339)		$124,754,009

Asset-Backed Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value
AESOP, Series 2013-2A, Class B, 3.66%, 2/20/20(7)	$450	$462,396
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(7)	1,335	1,336,228
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(7)(13)	975	967,943
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(7)(13)	1,475	1,451,319
Apidos CLO XVII, Series 2014-17A, Class B, 3.124%, 4/17/26(7)(13)	750	750,041
Apidos CLO XVII, Series 2014-17A, Class C, 3.574%, 4/17/26(7)(13)	1,000	959,560
Apidos CLO XVII, Series 2014-17A, Class D, 5.024%, 4/17/26(7)(13)	1,000	900,095
ARP, Series 2014-SFR1, Class C, 2.524%, 9/17/31(7)(13)	3,000	3,022,962
ARP, Series 2014-SFR1, Class D, 3.174%, 9/17/31(7)(13)	1,250	1,261,707
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(7)(13)	2,740	2,722,456
CAH, Series 2014-1A, Class D, 2.40%, 5/17/31(7)(13)	500	489,238
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 5.024%, 7/17/19(7)(13)	500	487,178
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.925%, 4/21/25(7)(13)	3,100	3,068,003
DEFT, Series 2014-1, Class C, 1.80%, 6/22/20(7)	1,000	997,739
DEFT, Series 2015-1, Class C, 2.42%, 3/23/20(7)	1,950	1,947,421
DNKN, Series 2015-1A, Class A2I, 3.262%, 2/20/45(7)	1,686	1,692,701
FIAOT, Series 2015-1A, Class C, 2.71%, 6/15/21(7)	1,400	1,390,754
FKL, Series 2015-SFR1, Class A, 2.553%, 3/9/47(7)	1,494	1,497,374
FORDR, Series 2014-1, Class B, 2.41%, 11/15/25(7)	2,600	2,609,941
GFORT, Series 2015-1, Class B, 1.97%, 5/15/20(7)	255	254,871
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(7)	618	613,384
Invitation Homes Trust, Series 2013-SFR1, Class C, 2.10%, 12/17/30(7)(13)	1,250	1,246,899
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(7)(13)	1,000	979,950
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.785%, 6/17/31(7)(13)	1,431	1,422,458
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(7)	730	732,286
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(7)	1,685	1,682,314
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.024%, 7/17/25(7)(13)	1,075	1,074,983
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.624%, 7/17/25(7)(13)	1,075	1,023,384
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.774%, 7/17/25(7)(13)	1,300	1,167,096
OMFIT, Series 2014-1A, Class A, 2.43%, 6/18/24(7)	1,040	1,046,185
OMFIT, Series 2014-1A, Class B, 3.24%, 6/18/24(7)	1,200	1,207,643
OMFIT, Series 2015-1A, Class B, 3.85%, 3/18/26(7)	1,200	1,232,472
PROG, Series 2014-SFR1, Class C, 2.435%, 10/17/31(7)(13)	1,250	1,258,972
SBY, Series 2014-1, Class C, 2.235%, 9/17/31(7)(13)	2,700	2,702,774

Security	Principal Amount (000’s omitted)	Value
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(7)	$2,955	$3,023,622
SDART, Series 2014-3, Class D, 2.65%, 8/17/20	3,400	3,378,616
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(7)	1,209	1,210,890
SRFC, Series 2015-1A, Class B, 3.05%, 3/22/32(7)	2,624	2,627,528
TAH, Series 2015-SFR1, Class D, 2.385%, 5/17/32(7)(13)	1,000	971,217
WEN, Series 2015-1A, Class A2I, 3.371%, 6/15/45	3,200	3,196,739

Total Asset-Backed Securities (identified cost $60,092,057)		$60,069,339

U.S. Government Agency Obligations — 1.5%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank
3.25%, 7/1/30	$5,000	$5,001,835

		$5,001,835

Federal Home Loan Bank
4.125%, 12/13/19(18)	$3,975	$4,388,038
5.25%, 12/9/22	9,000	10,682,505
5.375%, 5/15/19(18)	6,585	7,573,297

		$22,643,840

Total U.S. Government Agency Obligations (identified cost $26,328,665)		$27,645,675

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(23)	$25,000	$31,794,925

Total U.S. Treasury Obligations (identified cost $32,183,531)		$31,794,925

Common Stocks — 0.5%

Security	Shares	Value
Aerospace and Defense — 0.0%(8)
IAP Worldwide Services, LLC(3)(14)(24)	31	$33,618

		$33,618

Automotive — 0.1%
Dayco Products, LLC(3)(14)	25,372	$1,033,909

		$1,033,909

Building and Development — 0.2%
Panolam Holdings Co.(3)(24)(25)	3,677	$3,228,994

		$3,228,994

Business Equipment and Services — 0.0%(8)
Education Management Corp.(3)(14)(24)	5,580,468	$150,673

		$150,673

Food Service — 0.0%
Buffets Restaurants Holdings, Inc.(3)(14)(24)	60,992	$0

		$0

Security	Shares	Value
Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(14)(24)	46,819	$538,421
Tropicana Entertainment, Inc.(14)(24)	17,051	273,668

		$812,089

Publishing — 0.1%
ION Media Networks, Inc.(3)(14)	5,187	$1,867,268
MediaNews Group, Inc.(3)(14)(24)	14,016	539,606

		$2,406,874

Telecommunications — 0.0%(8)
NII Holdings, Inc.(24)	43,544	$718,476

		$718,476

Total Common Stocks (identified cost $4,637,441)		$8,384,633

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value
Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50% (14)(24)	6,209	$325,973

		$325,973

Oil, Gas & Consumable Fuels — 0.0%(8)
Chesapeake Energy Corp., 4.50%	6,331	$450,134

		$450,134

Total Convertible Preferred Stocks (identified cost $1,052,634)		$776,107

Preferred Stocks — 0.3%

Security	Shares	Value
Banks and Thrifts — 0.3%
Banco Santander (Mexico), SA, 5.95% to 1/30/19(7)(10)	2,425	$2,624,265
Farm Credit Bank of Texas, 6.75% to 9/15/23(7)(10)	8,000	829,750
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(10)	478	449,388
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(10)	592	569,551

		$4,472,954

Utilities — 0.0%(8)
AES Gener SA, 8.375% to 6/18/19(7)(10)	637	$697,849

		$697,849

Total Preferred Stocks (identified cost $5,146,265)		$5,170,803

Closed-End Funds — 1.1%

Security	Shares	Value
BlackRock Corporate High Yield Fund VI, Inc.	1,814,739	$19,581,034

Total Closed-End Funds (identified cost $22,478,793)		$19,581,034

Warrants — 0.0%(8)

Security	Shares	Value
Chemicals and Plastics — 0.0%
Foamex, Series B, Expires 12/31/15(3)(14)(24)	663	$0

		$0

Food Products — 0.0%(8)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(3)(24)	1,745	$17

		$17

Total Warrants (identified cost $0)		$17

Miscellaneous — 0.0%(8)

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%(8)
Adelphia, Inc., Escrow Certificate(24)	300,000	$2,625
Adelphia, Inc., Escrow Certificate(24)	2,500,000	21,875

		$24,500

Lodging and Casinos — 0.0%(8)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(3)(7)(24)	$891,605	$17,832

		$17,832

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(24)	6,135,000	$0

		$0

Utilities — 0.0%(8)
EME Reorganization Trust(24)	1,099,749	$13,747

		$13,747

Total Miscellaneous (identified cost $203,413)		$56,079

Short-Term Investments — 3.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(26)	$60,052	$60,051,809

Total Short-Term Investments (identified cost $60,051,809)		$60,051,809

Total Investments — 161.7% (identified cost $2,995,585,446)		$2,991,880,695

Other Assets, Less Liabilities — (47.3)%		$(874,482,326)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.4)%		$(266,630,628)

Net Assets Applicable to Common Shares — 100.0%		$1,850,767,741

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

ACRE	-	Americold LLC Trust

AESOP	-	Avis Budget Rental Car Funding LLC

AH4R	-	American Homes 4 Rent

ARP	-	American Residential Properties Trust

BACM	-	Banc of America Commercial Mortgage Trust

BAMLL	-	Banc of America Merrill Lynch Large Loan, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CAH	-	Colony American Homes

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DEFT	-	Dell Equipment Finance Trust

DNKN	-	DB Master Finance LLC

ESA	-	Extended Stay America Trust

FIAOT	-	First Investors Auto Owner Trust

FKL	-	FirstKey Lending Trust

FORDR	-	Ford Credit Auto Owner Trust

GFORT	-	GMF Floorplan Owner Revolving Trust

HGVT	-	Hilton Grand Vacations Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MSBAM	-	Morgan Stanley Bank of America Merrill Lynch Trust

MSC	-	Morgan Stanley Capital I Trust

OMFIT	-	OneMain Financial Issuance Trust

PIK	-	Payment In Kind

PROG	-	Progress Residential Trust

SBY	-	Silver Bay Realty Trust

SCFT	-	SpringCastle Funding Trust

SDART	-	Santander Drive Auto Receivables Trust

SRFC	-	Sierra Receivables Funding Co., LLC

TAH	-	Tricon American Homes

UBSC	-	UBS-Citigroup Commercial Mortgage Trust

UBSCM	-	UBS Commercial Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WEN	-	Wendys Funding LLC

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after June 30, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Includes new money preferred shares that trade with the loan.

(6)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $653,425,708 or 35.3% of the Fund’s net assets applicable to common shares.

(8)	Amount is less than 0.05%.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2015, the aggregate value of these securities is $17,603,817 or 1.0% of the Fund’s net assets applicable to common shares.

(12)	When-issued security.

(13)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2015.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Defaulted security.

(16)	Multi-step coupon bond. Interest rate represents the rate in effect at June 30, 2015.

(17)	Adjustable rate mortgage security. Rate shown is the rate at June 30, 2015.

(18)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(19)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2015.

(20)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2015.

(21)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(22)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(23)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(24)	Non-income producing security.

(25)	Restricted security.

(26)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2015 was $19,554.

A summary of open financial instruments at June 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
7/10/15	United States Dollar 557,393	Euro 500,000	State Street Bank and Trust Company	$94	$—	$94
8/28/15	British Pound Sterling 4,971,741	United States Dollar 7,616,956	JPMorgan Chase Bank, N.A.	—	(191,751)	(191,751)
8/28/15	British Pound Sterling 542,882	United States Dollar 829,979	State Street Bank and Trust Company	—	(22,682)	(22,682)
8/28/15	British Pound Sterling 388,435	United States Dollar 596,599	State Street Bank and Trust Company	—	(13,484)	(13,484)
8/28/15	British Pound Sterling 257,460	United States Dollar 403,400	State Street Bank and Trust Company	—	(972)	(972)
8/28/15	British Pound Sterling 428,170	United States Dollar 672,842	State Street Bank and Trust Company	351	—	351
8/31/15	Canadian Dollar 200,000	United States Dollar 161,668	State Street Bank and Trust Company	1,669	—	1,669
8/31/15	Canadian Dollar 3,145,968	United States Dollar 2,519,960	State Street Bank and Trust Company	3,195	—	3,195
8/31/15	Euro 18,873,805	United States Dollar 20,571,693	Goldman Sachs International	—	(487,074)	(487,074)
8/31/15	Euro 402,292	United States Dollar 447,783	State Street Bank and Trust Company	—	(1,081)	(1,081)
8/31/15	Euro 945,250	United States Dollar 1,054,018	State Street Bank and Trust Company	—	(661)	(661)
8/31/15	Euro 500,000	United States Dollar 557,783	State Street Bank and Trust Company	—	(100)	(100)
8/31/15	Euro 398,417	United States Dollar 446,758	State Street Bank and Trust Company	2,218	—	2,218
8/31/15	Euro 1,276,275	United States Dollar 1,427,965	State Street Bank and Trust Company	3,940	—	3,940
8/31/15	Euro 440,289	United States Dollar 496,587	State Street Bank and Trust Company	5,328	—	5,328
8/31/15	Euro 1,252,736	United States Dollar 1,411,212	State Street Bank and Trust Company	13,451	—	13,451
8/31/15	Swiss Franc 12,540	United States Dollar 13,455	State Street Bank and Trust Company	11	—	11
8/31/15	Swiss Franc 600,000	United States Dollar 652,883	State Street Bank and Trust Company	9,660	—	9,660
8/31/15	United States Dollar 1,685,478	Euro 1,500,000	State Street Bank and Trust Company	—	(11,828)	(11,828)
9/16/15	Euro 437,057	United States Dollar 487,642	State Street Bank and Trust Company	—	(128)	(128)
9/16/15	Euro 49,605	United States Dollar 55,501	State Street Bank and Trust Company	140	—	140
9/16/15	Euro 1,690,897	United States Dollar 1,920,095	State Street Bank and Trust Company	32,998	—	32,998
9/23/15	Euro 630,993	United States Dollar 709,084	Goldman Sachs International	4,801	—	4,801
9/23/15	Euro 999,745	United States Dollar 1,124,443	Goldman Sachs International	8,578	—	8,578
9/30/15	British Pound Sterling 5,060,712	United States Dollar 7,961,563	Goldman Sachs International	15,112	—	15,112

				$101,546	$(729,761)	$(628,215)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/15	150 U.S. 2-Year Treasury Note	Short	$(32,812,594)	$(32,840,625)	$(28,031)
9/15	350 U.S. 5-Year Treasury Note	Short	(41,832,273)	(41,740,235)	92,038
9/15	160 U.S. 10-Year Treasury Note	Short	(20,380,000)	(20,187,500)	192,500

					$256,507

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
Brazil	Deutsche Bank AG	$1,800	1.00	%(1)	9/20/20	2.58%	$(134,896)	$127,547	$(7,349)
Turkey	Deutsche Bank AG	1,780	1.00	(1)	9/20/19	2.02	(72,202)	61,441	(10,761)

Total		$3,580					$(207,098)	$188,988	$(18,110)

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2015, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $3,580,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Written swaptions activity for the period ended June 30, 2015 was as follows:

	Notional Amount (000’s omitted)	Premiums Received
Outstanding, beginning of period	$52,500	$2,031,750
Options terminated in closing purchase transactions	(52,500)	(2,031,750)

Outstanding, end of period	$—	$—

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$—	$(207,098)
Foreign Exchange	Forward foreign currency exchange contracts	101,546	(729,761)
Interest Rate	Financial futures contracts*	284,538	(28,031)

Total		$386,084	$(964,890)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of June 30, 2015 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid	Principal Amount	Value Including Accrued Interest
Bank of America	5/29/15	7/1/15	0.38%	$52,212,900	$52,229,434
KGS Alpha Capital	6/18/15	7/22/15	0.35	71,419,302	71,427,634

At June 30, 2015, the market value of securities and cash pledged for the benefit of counterparties for reverse repurchase agreements was $128,008,593. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,016,297,760

Gross unrealized appreciation	$51,902,006
Gross unrealized depreciation	(76,319,071)

Net unrealized depreciation	$(24,417,065)

Restricted Securities

At June 30, 2015, the Fund owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	3,677	$2,020,511	$3,228,994

Total Restricted Securities			$2,020,511	$3,228,994

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests	$—	$1,031,558,117	$1,797,795	$1,033,355,912
Corporate Bonds & Notes	—	1,115,819,781	42,132	1,115,861,913
Foreign Government Agency Bonds	—	900,324	—	900,324
Foreign Government Securities	—	16,119,810	—	16,119,810
Mortgage Pass-Throughs	—	268,109,975	—	268,109,975
Collateralized Mortgage Obligations	—	219,248,331	—	219,248,331
Commercial Mortgage-Backed Securities	—	124,754,009	—	124,754,009
Asset-Backed Securities	—	60,069,339	—	60,069,339
U.S. Government Agency Obligations	—	27,645,675	—	27,645,675
U.S. Treasury Obligations	—	31,794,925	—	31,794,925
Common Stocks	273,668	718,476	7,392,489	8,384,633
Convertible Preferred Stocks	450,134	325,973	—	776,107
Preferred Stocks	—	5,170,803	—	5,170,803
Closed-End Funds	19,581,034	—	—	19,581,034
Warrants	—	—	17	17
Miscellaneous	13,747	24,500	17,832	56,079
Short-Term Investments	—	60,051,809	—	60,051,809
Total Investments	$20,318,583	$2,962,311,847	$9,250,265	$2,991,880,695
Forward Foreign Currency Exchange Contracts	$—	$101,546	$—	$101,546
Futures Contracts	284,538	—	—	284,538
Total	$20,603,121	$2,962,413,393	$9,250,265	$2,992,266,779

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(729,761)	$—	$(729,761)
Futures Contracts	(28,031)	—	—	(28,031)
Swap Contracts	—	(207,098)	—	(207,098)
Total	$(28,031)	$(936,859)	$—	$(964,890)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2015 is not presented. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders.

The value of the payment received under the term loan agreement by the Fund is approximately $4,345,000 (equal to 0.23% of net assets applicable to common shares at June 30, 2015). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Fund as incurred.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015